MONEY MARKET FUNDS
                               ANNUAL REPORT
                               For the year ended June 30, 2000

                                                                  One Group Logo

                               ONE GROUP(R) PRIME MONEY MARKET FUND
                               ONE GROUP(R) U.S. TREASURY SECURITIES MONEY
                               MARKET FUND
                               ONE GROUP(R) MUNICIPAL MONEY MARKET FUND
                               ONE GROUP(R) MICHIGAN MUNICIPAL MONEY MARKET FUND ONE GROUP(R) OHIO MUNICIPAL MONEY MARKET FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

Portfolio Performance Review................................................   2
Schedules of Portfolio Investments........................................... 11
Statements of Assets and Liabilities......................................... 27
Statements of Operations..................................................... 28
Statements of Changes in Net Assets.......................................... 29
Schedules of Capital Stock Activity.......................................... 31
Financial Highlights......................................................... 33
Notes to Financial Statements................................................ 48
Report of Independent Accountants............................................ 54

                       One Group Prime Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Prime Money Market Fund I share class was 6.10% on June 30, 2000, up considerably from 4.60% on June 30, 1999.

WHAT CONTRIBUTED TO THE INCREASE IN YIELD?
The increase in the Fund's yield over the fiscal year primarily was due to the Federal Reserve's tightening policy. The Federal Reserve raised short-term interest rates five times during the fiscal year, for a total increase of 1.75 percentage points.

With the Federal Reserve tightening monetary policy, rates on the securities that the Fund purchased increased quickly during the fiscal year. This was reflected in the Fund's attractive yield.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
The Fund remained diversified among high-quality commercial paper and other corporate money market securities. Our objective was to anticipate movements in interest rates and structure the portfolio accordingly to take advantage of the rising rate environment. By maintaining a relatively short weighted-average maturity, we were able to quickly take advantage of interest rate increases.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Until the economy slows down to a pace the Federal Reserve believes can be maintained without the threat of inflation, additional interest rate hikes are possible. As such, we will maintain an appropriate weighted average maturity and continue to invest only in the highest-quality investments.

/s/ Sherman Smith
Sherman Smith
Team Leader, Money Market Team
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation


                                                      AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION   7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
      Class I       1/1/87        6.10%       5.51%    5.31%      4.99%         5.68%
      Class A      2/18/92        5.85%       5.25%    5.05%        NA          4.46%
      Class B      11/12/96       5.10%       4.47%      NA         NA          4.24%
    Class C(1)      1/1/87        5.10%       4.45%    4.27%      3.96%         4.64%
   Service Class   4/16/99        5.55%       4.94%      NA         NA          4.80%

------------
(1) Prior to May 31, 2000, performance for Class C is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

              One Group U.S. Treasury Securities Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

HOW DID THE FUND PERFORM?
The seven-day yield on One Group U.S. Treasury Securities Money Market Fund I share class was 5.91% on June 30, 2000, up from 4.31% on June 30, 1999. The increase primarily was due to the series of Federal Reserve interest rate hikes throughout the fiscal year.

HOW WOULD YOU CHARACTERIZE THE SHORT-TERM INTEREST RATE CLIMATE DURING THE YEAR? An extremely strong U.S. economy caused the Federal Reserve to raise interest rates five times over the 12-month period. As a result, the federal funds rate increased a total of 1.75 percentage points during the year.

The federal government currently is running a budget surplus, and it projects surpluses to continue into the future. This has allowed the U.S. Treasury to cut debt issuance by reducing the number and size of 30-year bonds and one-year bills. The Treasury also has been active in buying back outstanding Treasury debt in the 20- to 30-year area. This reduction in supply has negatively affected the Fund's performance by increasing prices and effectively increasing the cost of doing business.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
We extended the Fund's average maturity during the fiscal year as the market moved on economic releases and expectations regarding the future course of the Federal Reserve. This strategy enabled the Fund to steadily increase yield ahead of its competitors. Average maturity moved from 41 days on June 30, 1999, to 47 days on June 30, 2000.

Overall, we were able to generate attractive Fund performance by diligently monitoring economic factors and the market's supply/demand conditions. We also took advantage of market factors and situations that produced additional yield for shareholders.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We plan to continue extending the Fund's average maturity, as we expect supply and demand issues to remain a significant factor in the market. Specifically, the U.S. Treasury is expected to continue buying back existing government debt and reducing the issuance of new debt. Additionally, there remains a good deal of uncertainty regarding the Federal Reserve's interest rate policy. Current projections range from no further tightenings to another one-percentage-point increase over the next fiscal year.

/s/ Sherman Smith
Sherman Smith
Team Leader, Money Market Team
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation

              One Group U.S. Treasury Securities Money Market Fund

--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000


                                                      AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION   7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
      Class I       1/1/87        5.91%       5.12%    5.07%      4.73%         5.39%
      Class A      2/18/92        5.66%       4.86%    4.81%        NA          4.23%
      Class B      11/21/96       4.91%       4.08%      NA         NA          3.96%
      Class C      2/18/98        4.91%       4.08%      NA         NA          3.88%
   Service Class   4/16/99        5.36%       4.54%      NA         NA          4.42%

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                     One Group Municipal Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Municipal Money Market Fund I share class was 4.20% on June 30, 2000, compared to 3.27% on June 30, 1999. (For investors in the 39.6% federal income tax bracket, the 4.20% yield translates to a taxable-equivalent yield of 6.95%.) The increase in the Fund's yield primarily was due to the rising interest rate environment.

HOW WOULD YOU DESCRIBE THE MARKET CLIMATE?
The fiscal year was marked by higher interest rates, as the Federal Reserve moved to subdue growing inflationary pressures with a series of rate-tightenings. The federal funds rate moved from 4.75% to 6.50%, as the threat of inflation was evident in tight labor markets, economic output and general price levels. While the interest rate climate was a factor, the short-term municipal market was influenced heavily by technical supply and demand imbalances. Tax-exempt rates moved in an irregular fashion, reaching peaks in December and May. A choppy trading pattern existed in the other 10 months, with only a slight upward bias. Rates on one-year tax-exempt notes increased to 4.29% and variable-rate issues traded within a range of 2.75% to 5.75%.

The relative limited supply in the market and volatility in cash flows within the Fund greatly influenced the Fund's overall performance during the year. The unknown impact of Y2K necessitated a higher liquidity need in December, which was offset by a reduced Fund asset base. A similar event happened during April, when market selling pressure to meet tax redemptions occurred at a time when rates were at their peak.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our primary strategy involves balancing the Fund's security mix between variable- and fixed-rate issues in an effort to anticipate and react to changing market conditions. We also incorporate a quality-oriented selection process to help ensure that all issues selected for the Fund represent minimal credit risk.

In anticipation of rising rates, our strategy was to place a greater reliance on variable-rate issues that would correlate with upward market adjustments. We maintained only selective exposure to fixed-rate issues.

We focused on keeping a short average maturity, but due to wide changes in cash flows, the Fund's maturity bounced around more than desired. The Fund's average maturity ranged from 16 days to 30 days and ended the fiscal year at 26 days, compared to 22 days on June 30, 1999.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect the next 12 months to be similar to the previous fiscal year, but any upward move in interest rates should be at a reduced pace. We will continue to employ a flexible investment approach to make the most of any changes in interest rates. This strategy should better position the Fund for the longer term, because, at some point, rates may level off or possibly start to decline when the Federal Reserve achieves its goal of slowing economic growth and calming inflationary pressures.

/s/ Sherman Smith
Sherman Smith
Team Leader, Money Market Team
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation

                     One Group Municipal Money Market Fund

--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000


                                                      AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION   7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
      Class I       6/4/87        4.20%       3.38%    3.21%      3.23%         3.73%
      Class A      2/18/92        3.96%       3.12%    2.96%        NA          2.69%
   Service Class   4/16/99        3.66%       2.81%      NA         NA          2.75%

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                 One Group Michigan Municipal Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Michigan Municipal Money Market Fund I share class was 4.13% on June 30, 2000, compared to 3.09% on June 30, 1999. (For investors in the 39.6% federal income tax bracket and the 4.4% Michigan state income tax bracket, the 4.13% yield translates to a taxable-equivalent yield of 7.38%.) The increase in the Fund's yield primarily was due to the rising interest rate environment.

HOW WOULD YOU DESCRIBE THE MARKET CLIMATE?
The fiscal year was marked by higher interest rates due to growing inflationary pressures. With the threat of inflation evident in tight labor markets, economic output and general price levels, the Federal Reserve increased the federal funds rate from 4.75% to 6.50%.

The short-term Michigan municipal market was influenced heavily by technical supply and demand imbalances. Tax-exempt rates moved in an irregular fashion, reaching peaks in December and May. A choppy trading pattern existed in the other 10 months, with only a slight upward bias. Rates on one-year tax-exempt notes increased to 4.25% and variable-rate issues traded within a range of 2.50% to 5.50%.

The relatively limited supply of tax-exempt money market securities and the volatility of cash flows within the Fund greatly influenced the Fund's overall performance during the year. The uncertainties surrounding Y2K caused us to strengthen liquidity in December, but this was offset by a reduced Fund asset base. A similar event occurred during April, when investors redeemed shares to meet their tax obligations. This created market selling pressure at a time when rates were at their peak.

HOW DID MICHIGAN'S ECONOMY FARE?
The Michigan economy continued to grow at a healthy pace during the past year. Unemployment levels remained low, closing out May 2000 at 3.2% and declining from 3.8% in June 1999. The tight labor markets helped to support the manufacturing sector, contributing to relatively strong growth. Gross Domestic Product grew at 4.1% for the 1999 calendar year and 6.9% for the fourth quarter of 1999. Michigan growth rates were only slightly below national growth levels. As a result of the favorable economic picture, credit levels remained very stable during the past year and should continue for the upcoming year.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our primary strategy involves balancing the Fund's security mix between variable- and fixed-rate issues in an effort to anticipate and react to changing market conditions. We also incorporated a quality-oriented selection process to help ensure that all issues selected for the Fund represented minimal credit risk.

In anticipation of rising rates, our strategy for the fiscal year was to place a greater reliance on variable-rate issues that would move in sync with upward adjustments in market rates. We maintained only selective exposure to fixed-rate issues.

We focused on keeping a relatively short average maturity, but due to wide changes in cash flows, the Fund's maturity fluctuated more than desired. The Fund's average maturity ranged from 20 days to 44 days and ended the fiscal year at 32 days, compared to 22 days on June 30, 1999.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect the next 12 months to be similar to the previous fiscal year, but any upward move in interest rates should be at a reduced pace. We will continue to employ a flexible investment approach to make the most of any changes in interest rates. This strategy should better position the Fund for the longer term, because, at some point, rates may level off or possibly start to decline when the Federal Reserve achieves its goal of slowing economic growth and calming inflationary pressures.

/s/ Sherman Smith
Sherman Smith
Team Leader, Money Market Team
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation

                 One Group Michigan Municipal Money Market Fund

--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000


                                                   AVERAGE ANNUAL TOTAL RETURN(1)
  CLASS OF SHARES  INCEPTION   7 DAY YIELD   1 YEAR   5 YEARS   SINCE INCEPTION
      Class I      1/31/91        4.13%       3.32%    3.11%         2.90%
      Class A      1/31/91        3.88%       3.06%    2.92%         2.80%

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                   One Group Ohio Municipal Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Ohio Municipal Money Market Fund I share class was 4.10% on June 30, 2000, compared to 3.20% on June 30, 1999. (For investors in the 39.6% federal income tax bracket and the 7.0% Ohio state income tax bracket, the 4.10% yield translates to a taxable-equivalent yield of 7.68%.) The increase in the Fund's yield primarily was due to the rising interest rate environment.

HOW WOULD YOU DESCRIBE THE MARKET CLIMATE?
The fiscal year was marked by higher interest rates due to growing inflationary pressures. With the threat of inflation evident in tight labor markets, economic output and general price levels, the Federal Reserve increased the federal funds rate from 4.75% to 6.50%.

The short-term Ohio municipal market was influenced heavily by technical supply and demand imbalances. Tax-exempt rates moved in an irregular fashion, reaching peaks in December and May. A choppy trading pattern existed in the other 10 months, with only a slight upward bias. Rates on one-year tax-exempt notes increased to 4.40% and variable-rate issues traded within a range of 2.50% to 5.75%.

The relatively limited supply of tax-exempt money market securities and the volatility of cash flows within the Fund greatly influenced the Fund's overall performance during the year. The uncertainties surrounding Y2K caused us to strengthen liquidity in December, but this was offset by a reduced Fund asset base. A similar event occurred during April, when investors redeemed shares to meet their tax obligations. This created market selling pressure at a time when rates were at their peak.

HOW DID THE OHIO ECONOMY FARE?
The Ohio economy continued to do well during the fiscal year. Manufacturing remained robust, supported by steady job growth. Ohio's unemployment rate also tracked just below national levels. Population growth remained flat, contributing to a shortage of workers and tight labor markets. State and local issuers benefited from the healthy economy, maintaining general surplus levels and stable ratings. The outlook for Ohio remains attractive for the near-term.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our primary strategy involves balancing the Fund's security mix between variable- and fixed-rate issues in an effort to anticipate and react to changing market conditions. We also incorporated a quality-oriented selection process to help ensure that all issues selected for the Fund represented minimal credit risk.

In anticipation of rising rates, we favored variable-rate issues over fixed-rate securities. This effort helped the Fund's yield move in sync with upward adjustments in market rates.

The interest rate environment also caused us to keep a relatively short average maturity, which enabled us to quickly take advantage of higher rates. But, due to wide changes in cash flows, the Fund's maturity experienced more fluctuations than desired. The Fund's average maturity ranged from 22 days to 50 days and ended the fiscal year at 28 days, compared to 22 days on June 30, 1999.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect the next 12 months to be similar to the previous fiscal year, but any upward move in interest rates should be at a reduced pace. We will continue to employ a flexible investment approach to make the most of any changes in interest rates. This strategy should better position the Fund for the longer term, because, at some point, rates may level off or possibly start to decline when the Federal Reserve achieves its goal of slowing economic growth and calming inflationary pressures.

/s/ Sherman Smith
Sherman Smith
Team Leader, Money Market Team
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation

                   One Group Ohio Municipal Money Market Fund

--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000


                                                     AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION   7 DAY YIELD   1 YEAR   5 YEARS   SINCE INCEPTION
      Class I       6/9/93        4.10%       3.32%    3.21%         3.07%
      Class A      1/26/93        3.85%       3.06%    2.96%         2.79%

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
 COMMERCIAL PAPER (50.2%):
Asset Backed (35.6%):
$ 71,000    Ace Overseas Corp., 6.71%, 8/21/00
              (b)..............................  $   70,325
  80,000    Amsterdam Funding Corp., 6.59%,
              7/13/00 (b)......................      79,824
  50,000    Amsterdam Funding Corp., 6.57%,
              7/28/00 (b)......................      49,754
  88,267    Atlantis One Funding Corp., 6.58%,
              8/4/00 (b).......................      87,718
 100,000    Atlantis One Funding Corp., 6.59%,
              8/24/00 (b)......................      99,012
  96,000    Atlantis One Funding Corp., 6.61%,
              9/1/00 (b).......................      94,907
  33,000    Bavaria T.R.R. Corp., 6.00%,
              7/18/00 (b)......................      32,907
  36,000    Bavaria T.R.R. Corp., 6.20%,
              7/19/00 (b)......................      35,888
  48,000    Bavaria T.R.R. Corp., 6.56%, 8/2/00
              (b)..............................      47,720
  95,500    Brahms Funding Corp., 6.68%,
              8/17/00 (b)......................      94,667
 122,000    Brahms Funding Corp., 6.68%,
              8/22/00 (b)......................     120,824
  38,727    Breeds Hill Capital Co., L.L.C.,
              6.00%, 7/19/00 (b)...............      38,611
  47,000    Breeds Hill Capital Co., L.L.C.,
              6.67%, 9/20/00 (b)...............      46,295
  25,000    Citibank Credit Card Master Trust
              (Dakota), 6.15%, 7/10/00 (b).....      24,962
  50,000    Citibank Credit Card Master Trust
              (Dakota), 6.15%, 7/11/00 (b).....      49,915
  52,000    Citibank Credit Card Master Trust
              (Dakota), 6.14%, 7/13/00 (b).....      51,894
  75,000    Citibank Credit Card Master Trust
              (Dakota), 6.50%, 7/18/00 (b).....      74,770
  66,530    Citibank Credit Card Master Trust
              (Dakota), 6.61%, 7/19/00 (b).....      66,310
  34,235    Citibank Credit Card Master Trust
              (Dakota), 6.67%, 8/4/00 (b)......      34,019
  75,401    Concord Minutemen Capital Co.,
              6.59%, 7/12/00 (b)...............      75,249
  50,000    CXC, Inc., 6.57%, 7/6/00 (b).......      49,954
  95,000    CXC, Inc., 6.61%, 8/3/00 (b).......      94,424
 100,000    CXC, Inc., 6.57%, 8/8/00 (b).......      99,307
  75,000    CXC, Inc., 6.61%, 9/14/00 (b)......      73,967
  68,802    Forrestial Funding Master Trust,
              6.58%, 8/9/00 (b)................      68,312
  45,000    Great Lakes Funding Capital Corp.,
              6.75%, 7/26/00 (b)...............      44,789
  75,000    Halogen Capital Co., L.L.C., 6.66%,
              7/11/00 (b)......................      74,861
  40,000    K2 (USA) L.L.C., 5.96%, 7/28/00
              (b)..............................      39,821
  68,000    Lexington Parker Capital Co.,
              L.L.C., 6.13%, 8/21/00 (b).......      67,410

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$100,000    Lexington Parker Capital Co.,
              L.L.C., 6.09%, 8/23/00 (b).......  $   99,103
  92,000    Moat Funding L.L.C., 5.98%,
              7/12/00 (b)......................      91,832
 100,000    Moat Funding L.L.C., 6.14%,
              9/12/00 (b)......................      98,755
 100,000    Moat Funding L.L.C., 6.29%,
              10/18/00 (b).....................      98,096
  67,685    MPF Two Limited, 6.20%, 7/6/00
              (b)..............................      67,627
 104,620    MPF Two Limited, 6.77%, 8/29/00
              (b)..............................     103,459
  20,000    Old Line Funding Corp., 6.55%,
              7/12/00 (b)......................      19,960
 107,000    Old Line Funding Corp., 6.55%,
              7/25/00 (b)......................     106,533
  84,438    Quincy Capital Corp., 6.54%,
              7/27/00 (b)......................      84,039
  41,371    Receivables Capital Corp., 6.56%,
              7/31/00 (b)......................      41,145
  58,079    Receivables Capital Corp., 6.57%,
              8/1/00 (b).......................      57,750
  54,863    Repeat Offering Securitisation
              Entity, Inc., 6.16%, 7/21/00
              (b)..............................      54,675
  67,022    Sheffield Receivables Corp., 6.58%,
              7/3/00...........................      66,998
 112,100    Sheffield Receivables Corp., 6.65%,
              9/14/00..........................     110,548
  50,000    Sigma Finance, Inc., 5.95%, 7/10/00
              (b)..............................      49,926
  97,000    Sigma Finance, Inc., 6.02%, 7/20/00
              (b)..............................      96,692
  80,000    Special Purpose Accounts Receivable
              Cooperative Corp., 6.14%, 7/5/00
              (b)..............................      79,945
  64,928    Variable Funding Corp., 6.59%,
              7/3/00 (b).......................      64,904
 150,000    Variable Funding Corp., 6.63%,
              9/15/00 (b)......................     147,901
  42,500    WCP Funding, Inc., 6.59%, 8/10/00
              (b)..............................      42,189
                                                 ----------
                                                  3,470,493
                                                 ----------
Banking (10.5%):
  70,000    AB Spintab, 6.49%, 7/7/00..........      69,928
 106,000    AB Spintab, 6.65%, 8/18/00.........     105,062
 100,000    AB Spintab, 6.62%, 9/11/00.........      98,676
  68,750    Banco Rio De La Plata, S.A., 6.69%,
              10/10/00.........................      67,541
  45,000    Den Dankse Corp., 6.62%, 9/11/00...      44,404
 150,000    Den Danske Corp., 6.57%, 9/18/00...     147,837
  52,500    Galicia Buenos Aires Funding Corp.,
              6.60%, 9/20/00...................      51,720
  50,000    Garanti Funding Corp.,
              6.58%, 8/1/00....................      49,717

Continued

One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Banking, continued:
$ 91,500    Natexis U.S. Finance Corp., 6.56%,
              7/5/00...........................  $   91,433
  95,000    Santander Finance Delaware, Inc.,
              6.62%, 9/8/00....................      93,795
 100,000    Santander Finance Delaware, Inc.,
              6.34%, 2/15/00...................      97,059
  81,500    UBN Delaware, 6.72%, 8/31/00.......      80,572
  25,000    UBN Delaware, 6.63%, 9/8/00........      24,682
                                                 ----------
                                                  1,022,426
                                                 ----------
Brokerage Services (1.5%):
 100,000    Lehman Brothers Holdings, Inc.,
              6.29%, 10/3/00...................      98,358
  50,000    Lehman Brothers Holdings, Inc.,
              6.43%, 10/25/00..................      48,964
                                                 ----------
                                                    147,322
                                                 ----------
Gas & Electric Utility (0.6%):
  61,000    National Rural Utility Cooperative
              Corp., 6.27%, 10/11/00...........      59,916
                                                 ----------
Mortgage Bankers & Correspondents (2.0%):
 197,700    Countrywide Home Loan, 6.85%,
              7/7/00...........................     197,474
                                                 ----------
  Total Commercial Paper                          4,897,631
                                                 ----------
CORPORATE NOTES (11.7%):
Asset Backed (11.7%):
  88,000    Racers Series 1999-26-MM-CCABS,
              6.79%, 7/17/00* (b)..............      88,000
 100,000    Racers Series 1999-35-MM-ZCMT,
              6.39%, 12/15/00* (b).............     100,000
 250,000    Racers Series 2000-7-MM, 6.83%,
              5/30/01* (b).....................     250,000
  72,411    Strategic Money Market Trust,
              Series 1999-A, 6.48%, 9/13/00*
              (b)..............................      72,411
 182,000    Strategic Money Market Trust,
              Series 1999-A, 6.40%, 9/13/00*
              (b)..............................     182,000
  50,000    Strategic Money Market Trust,
              Series 2000-B, 6.81%, 12/13/00*
              (b)..............................      50,000
 157,500    Structured Products Asset Return,
              Certificates, Series 2000-1,
              6.36%, 7/24/00* (b)..............     157,500
 107,000    Syndicated Loan Funding Trust,
              Series 2000-12, 6.91%, 6/15/01*
              (b)..............................     107,000
  43,000    Syndicated Loan Funding Trust,
              Series 2000-2, 6.85%, 2/15/01*
              (b)..............................      43,000
  90,000    Syndicated Loan Funding Trust,
              Series 2000-7, 6.94%, 3/15/01*
              (b)..............................      90,000
                                                 ----------
  Total Corporate Notes                           1,139,911
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
MASTER NOTES (2.3%):
Automotive (2.3%):
$ 70,000    Paccar Leasing Corp., 6.72%,
              8/4/00*..........................  $   70,000
 150,000    Wheels, Inc., 6.77%, 10/13/00*.....     150,000
                                                 ----------
  Total Master Notes                                220,000
                                                 ----------
MEDIUM TERM/SENIOR NOTES (21.5%):
Asset Backed (17.2%):
  53,000    Beta Finance, Inc., 6.61%,
              1/25/01 (b)......................      52,998
  75,000    Beta Finance, Inc., 6.66%,
              2/5/01 (b).......................      75,000
  50,000    C.C. (USA), Inc., 5.80%, 7/14/00
              (b)..............................      50,000
 100,000    C.C. (USA), Inc., 5.75%, 7/24/00
              (b)..............................     100,000
  75,000    C.C. (USA), Inc., 6.00%, 8/14/00
              (b)..............................      75,000
  20,000    C.C. (USA), Inc., 6.62%, 1/24/01
              (b)..............................      19,999
  50,000    C.C. (USA), Inc., 6.63%, 2/1/01
              (b)..............................      50,000
  50,000    Dorada Finance, Inc., 5.74%,
              7/21/00 (b)......................      50,000
  50,000    Dorada Finance, Inc., 6.08%,
              8/16/00 (b)......................      50,000
  50,000    Dorada Finance, Inc., 6.10%,
              9/7/00 (b).......................      50,000
  38,000    Dorada Finance, Inc., 6.16%,
              10/16/00 (b).....................      38,000
  50,000    Dorada Finance, Inc., 6.63%,
              1/18/01 (b)......................      49,999
  50,000    K2 (USA) L.L.C., 6.82%, 2/15/01
              (b)..............................      50,000
  35,000    K2 (USA) L.L.C., 6.80%, 3/29/01
              (b)..............................      35,000
  35,000    K2 (USA) L.L.C., 6.83%, 4/17/01
              (b)..............................      35,000
  25,000    K2 (USA) L.L.C., 7.21%, 5/8/01
              (b)..............................      25,002
  50,000    K2 (USA) L.L.C., 7.48%, 5/22/01
              (b)..............................      50,000
 160,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 6.35%, 7/26/00*.....     160,001
  84,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 6.88%, 9/25/00*
              (b)..............................      84,000
  57,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 6.88%, 10/24/00*....      57,000
  45,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 6.82, 11/22/00*.....      45,000
  50,000    Links Finance L.L.C., 6.75%,
              2/5/01 (b).......................      50,000
  50,000    Links Finance L.L.C., 6.82%,
              2/15/01 (b)......................      50,000
  50,000    Links Finance L.L.C., 6.78%,
              2/26/01 (b)......................      50,000
  50,000    Links Finance L.L.C., 6.77%,
              3/15/01 (b)......................      50,000
  75,000    Sigma Finance, Inc., 6.36%,
              10/26/00 (b).....................      75,000
  50,000    Sigma Finance, Inc., 6.85%,
              2/26/01 (b)......................      50,000
  50,000    Sigma Finance, Inc., 6.80%,
              3/28/01 (b)......................      50,000

Continued

One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
MEDIUM TERM/SENIOR NOTES, CONTINUED:
Asset Backed, continued:
$ 50,000    Sigma Finance, Inc., 6.84%,
              4/17/01 (b)......................  $   50,000
  50,000    Sigma Finance, Inc., 6.90%,
              5/2/01 (b).......................      50,000
                                                 ----------
                                                  1,676,999
                                                 ----------
Banking (1.0%):
  50,000    Abbey National P.L.C., 6.12%,
              11/27/00 (b).....................      49,980
  50,000    Abbey National P.L.C., 6.19%,
              12/4/00 (b)......................      49,978
                                                 ----------
                                                     99,958
                                                 ----------
Brokerage Services (1.3%):
  25,000    Goldman Sachs Group, Inc., 6.45%,
              1/9/01* (b)......................      25,025
  47,000    Goldman Sachs Group, Inc., Series
              A, 7.00%, 11/28/00* (b)..........      47,028
  50,000    Lehman Brothers Holdings, Inc.
              Series E, 6.85%, 7/14/00*........      50,003
                                                 ----------
                                                    122,056
                                                 ----------
Financial Services (2.0%):
 100,422    AT&T Capital Corp., 7.50%,
              11/15/00.........................     100,884
  69,000    AT&T Capital Corp., 6.75%,
              12/1/00..........................      69,152
  25,000    IBM Credit Corp., 6.21%,
              12/11/00.........................      24,994
                                                 ----------
                                                    195,030
                                                 ----------
  Total Medium Term/Senior Notes                  2,094,043
                                                 ----------
FUNDING AGREEMENTS (6.6%):
Insurance (6.6%):
  50,000    Allstate Life Insurance Co., 6.78%,
              8/31/00*.........................      50,000
 100,000    Allstate Life Insurance Co., 6.93%,
              2/15/01*.........................     100,000
 265,000    Peoples Benefit Life Insurance Co.,
              6.57%, 7/13/01*..................     265,000
 175,000    Security Benefit Life Insurance
              Co., 6.49%, 8/11/00*.............     175,000
  50,000    Transamerica Life Insurance &
              Annuity Co., 6.36%, 12/9/02*.....      50,000
                                                 ----------
  Total Funding Agreements                          640,000
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
CERTIFICATES OF DEPOSIT (0.9%):
Banking (0.9%):
$ 89,000    Allfirst Bank, 6.85%, 9/29/00*.....  $   88,964
                                                 ----------
  Total Certificates of Deposit                      88,964
                                                 ----------
YANKEE CERTIFICATES OF DEPOSIT (1.7%):
Banking -- Foreign (1.7%):
  50,000    Norddeutsche Landesbank GZ, 6.19%,
              12/8/00..........................      49,985
  50,000    Union Bank of Switzerland, 6.14%,
              11/29/00.........................      49,985
  70,000    Union Bank of Switzerland, 6.21%,
              12/8/00..........................      69,980
                                                 ----------
  Total Yankee Certificates of Deposit              169,950
                                                 ----------
REPURCHASE AGREEMENTS (2.8%):
 200,000    Salomon Smith Barney, 6.80%,
              7/3/00, (Collateralized by
              $216,242 various U.S. Government
              Securities, 5.50% - 8.00%,
              12/1/13 - 6/1/30, market value
              $206,000)........................     200,000
  72,000    Westdeutsche Landesbank, 6.55%,
              7/3/00, (Collateralized by
              $135,234 various U.S. Government
              Securities, 4.95% - 6.85%,
              12/4/00 - 1/1/29, market value
              $73,911).........................      72,000
                                                 ----------
  Total Repurchase Agreements                       272,000
                                                 ----------
TIME DEPOSITS (2.1%):
 206,883    State Street Bank and Trust, 7.00%,
              7/3/00...........................     206,883
                                                 ----------
  Total Time Deposits                               206,883
                                                 ----------
Total (Amortized Cost $9,729,382) (a)            $9,729,382
                                                 ==========

------------

Percentages indicated are based on net assets of $9,753,282.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $6,019,867 or 61.72% of net assets.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2000.

See notes to financial statements.

One Group Mutual Funds
U.S. Treasury Securities Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (33.6%):
U.S. Treasury Bills (19.4%):
$  100,000   9/7/00............................  $   98,927
   400,000   9/14/00...........................     395,676
   300,000   9/28/00...........................     295,753
   500,000   10/5/00...........................     492,725
                                                 ----------
                                                  1,283,081
                                                 ----------
U.S. Treasury Notes (14.2%):
   200,000   4.00%, 10/31/00...................     198,695
   150,000   5.63%, 11/30/00...................     149,740
   100,000   4.63%, 11/30/00...................      99,349
    50,000   4.50%, 1/31/01....................      49,486
    75,000   7.75%, 2/15/01....................      75,476
    50,000   5.38%, 2/15/01....................      49,732
   100,000   5.00%, 2/28/01....................      99,128
   150,000   5.00%, 4/30/01....................     148,195
    50,000   6.50%, 5/31/01....................      49,942
    25,000   5.25%, 5/31/01....................      24,670
                                                 ----------
                                                    944,413
                                                 ----------
  Total U.S. Treasury Obligations                 2,227,494
                                                 ----------
REPURCHASE AGREEMENTS (71.2%):
 1,000,000   ABN AMRO, 6.60%, 7/3/00,
               (Collateralized by $974,223
               various U.S. Treasury
               Securities,
               4.75% - 14.00%,
               11/30/00 - 11/15/28, market
               value $1,020,000)...............   1,000,000
 1,000,000   Barclays De Zoette Wedd, 6.50%,
               7/3/00, (Collateralized by
               $942,654 various U.S. Treasury
               Securities, 0.00% - 12.75%,
               5/31/01 - 11/15/10, market value
               $1,020,000).....................   1,000,000
   200,000   Barclays De Zoette Wedd, 6.15%,
               7/3/00, (Collateralized by
               $193,845 various U.S. Treasury
               Securities, 3.38% - 14.00%,
               7/31/00 - 8/15/28, market value
               $204,001).......................     200,000
   300,000   Donaldson, Lufkin & Jenrette,
               6.55%, 7/3/00, (Collateralized
               by $308,449 various U.S.
               Treasury Securities,
               4.00% - 13.25%,
               10/31/00 - 2/15/29, market value
               $306,000).......................     300,000
   320,000   Goldman Sachs, 6.50%, 7/3/00,
               (Collateralized by $316,512
               various U.S. Treasury
               Securities,
               0.00% - 13.38%,
               7/31/00 - 11/15/24, market value
               $326,401).......................     320,000

PRINCIPAL                                        AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$  320,000   Greenwich Capital, Inc., 6.60%,
               7/3/00, (Collateralized by
               $268,793 various U.S. Treasury
               Securities, 6.38% - 13.75%,
               6/30/02 - 2/15/27, market value
               $326,404).......................  $  320,000
   300,000   J.P. Morgan Securities, 6.50%,
               7/3/00, (Collateralized by
               $273,842 various U.S. Treasury
               Securities,
               0.00% - 14.00%,
               8/10/00 - 8/15/22, market value
               $306,001).......................     300,000
    20,000   Prudential Securities, 6.58%,
               7/3/00, (Collateralized by
               $19,540 various U.S. Treasury
               Securities,
               0.00% - 15.75%,
               9/21/00 - 11/15/22, market value
               $20,400)........................      20,000
   300,000   Prudential Securities, 6.55%,
               7/5/00, (Collateralized by
               $293,098 various U.S. Treasury
               Securities,
               0.00% - 15.75%,
               9/21/00 - 11/15/22, market value
               $306,001).......................     300,000
   320,000   Salomon Smith Barney, 6.63%,
               7/3/00, (Collateralized by
               $358,515 various U.S. Treasury
               Securities,
               0.00% - 6.50%,
               4/30/01 - 2/15/10, market value
               $351,556).......................     320,000
   324,427   State Street Bank and Trust,
               3.00%, 7/3/00, (Collateralized
               by $324,427 various U.S.
               Treasury Securities,
               6.13% - 7.88%, 5/31/01 - 8/15/26
               market value $330,954)..........     324,427
   320,000   Westdeutsche Landesbank, 6.55%,
               7/3/00, (Collateralized by
               $286,957 various U.S. Treasury
               Securities, 11/15/01 - 8/15/29,
               5.63% - 8.88%, market value
               $326,401).......................     320,000
                                                 ----------
  Total Repurchase Agreements                     4,724,427
                                                 ----------
Total (Amortized Cost $6,951,921) (a)            $6,951,921
                                                 ==========

------------

Percentages indicated are based on net assets of $6,633,209.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.
See notes to financial statements.

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
 MUNICIPAL NOTES (7.9%):
Colorado (1.4%):
 $20,000    State TRAN, 5.00%, 6/27/01.........  $   20,127
                                                 ----------
Kentucky (0.6%):
   8,000    Asset/Liability Community General
              Fund, State TRAN, Series A,
              5.25%, 7/3/00....................       8,053
                                                 ----------
Michigan (1.7%):
   7,500    State Municipal Bond Authority,
              Series 99-B, 4.25%, 8/25/00......       7,507
  17,000    State School Loan Notes, 5.00%,
              4/23/01..........................      17,099
                                                 ----------
                                                     24,606
                                                 ----------
Minnesota (0.4%):
   5,000    State School Districts, Tax & Aid
              Anticipation Certificates, Series
              B, 4.75%, 2/16/01................       5,018
                                                 ----------
Ohio (0.8%):
   2,400    City of Athens, Anticipation Bond,
              Recreational Facility, Series 3,
              4.25%, 11/22/00..................       2,403
   8,309    Mansfield City School District,
              School Facilities Construction &
              Improvement Notes, 4.55%,
              7/18/00..........................       8,311
                                                 ----------
                                                     10,714
                                                 ----------
Texas (2.5%):
  35,000    State TRAN, Series A, 4.50%,
              8/31/00..........................      35,046
                                                 ----------
Wisconsin (0.5%):
   2,100    Milwaukee Trust Receipts, Series A,
              Regulation D, 5.00%, 2/22/01,
              LOC: Bank of New York* (b).......       2,100
   5,000    West Allis-West Milwaukee, School
              District, TRAN, 4.10%, 9/21/00...       5,004
                                                 ----------
                                                      7,104
                                                 ----------
  Total Municipal Notes                             110,668
                                                 ----------
PUT BONDS (1.1%):
Arizona (1.1%):
  15,000    Cochise County, PCR, Arizona
              Electric Power Corp., Inc.,
              Project, Series A, AMT, 4.10%,
              9/1/24, SPA: National Rural
              Utilities Financing*.............      15,000
                                                 ----------
  Total Put Bonds                                    15,000
                                                 ----------
TAX FREE COMMERCIAL PAPER (17.2%):
Alabama (1.6%):
   8,000    Phenix, IDR, Mead Paper, Series 88,
              AMT, 3.80%, 7/5/00, LOC: ABN AMRO
              Bank.............................       8,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Alabama, continued:
 $ 3,000    Phenix, IDR, Mead Paper, Series 88,
              AMT, 4.63%, 7/24/00, LOC: ABN
              AMRO Bank........................  $    3,000
   9,600    Phenix, IDR, Mead Paper, Series 88,
              AMT, 4.50%, 8/28/00, LOC: ABN
              AMRO Bank........................       9,600
   2,000    Phenix, IDR, Mead Paper, Series 88,
              AMT, 4.40%, 10/10/00, LOC: ABN
              AMRO Bank........................       2,000
                                                 ----------
                                                     22,600
                                                 ----------
Alaska (1.5%):
  20,825    Valdez Marine Terminal, Series
              94-A, 4.40%, 7/21/00, GTY:
              ARCO.............................      20,825
                                                 ----------
Arizona (1.0%):
  10,600    Mesa Municipal Development Corp.,
              Special Tax, Series 85-A, 4.40%,
              8/3/00, LOC: Westdeutsche
              Landesbank.......................      10,600
   2,900    Mesa Municipal Development Corp.,
              Series 96-A, 4.38%, 10/2/00, LOC:
              Westdeutsche Landesbank..........       2,900
                                                 ----------
                                                     13,500
                                                 ----------
Florida (1.5%):
  15,000    St. Lucie, PCR, Power & Light,
              Series 94-A, 4.25%, 9/8/00, GTY:
              Florida Power & Light............      15,000
   6,745    State Municipal Power, Pooled Loan
              Project, Series 95-A, 4.38%,
              8/28/00, LOC: First Union Bank...       6,745
                                                 ----------
                                                     21,745
                                                 ----------
Indiana (1.4%):
  20,000    State Developmental Financial
              Authority, Series A, AMT, 4.80%,
              7/7/00, LOC: National
              Westminster......................      20,000
                                                 ----------
Kentucky (0.8%):
  10,710    Maysville, Solid Waste Disposal,
              Temple Inland Container Corp.,
              AMT, 4.90%, 7/3/00, GTY: Temple
              Inland...........................      10,710
                                                 ----------
Michigan (0.4%):
   6,000    State Housing Developmental
              Authority, Series A, 4.50%,
              10/2/00, LOC: Landesbank
              Hessen...........................       6,000
                                                 ----------

Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
TAX FREE COMMERCIAL PAPER, CONTINUED:
 Nevada (0.6%):
 $ 7,800    Las Vegas, Water District, Series
              A, GO, 4.25%, 10/2/00, LOC:
              Westdeutche Landesbank...........  $    7,800
                                                 ----------
Ohio (0.4%):
   5,400    Water Development Authority,
              Cleveland Electric, Inc., Series
              88-A, 4.15%, 9/5/00, FGIC (b)....       5,400
                                                 ----------
Pennsylvania (2.5%):
  21,345    Carbon County, IDA Resource
              Recovery, Panther Creek Project,
              Series 90-B, 5.00%, 7/13/00, LOC:
              National Westminster.............      21,345
  14,350    Venango, IDA, Resource Recovery,
              Scrubgrass Project, Series A,
              AMT, 4.25%, 8/3/00, LOC: National
              Westminster......................      14,350
                                                 ----------
                                                     35,695
                                                 ----------
Texas (2.2%):
   5,700    Brazos River Authority Utilities,
              Series 94-B, AMT, 4.15%, 9/5/00,
              LOC: Chase Manhattan Bank........       5,700
  20,000    City of Houston Airport Revenue,
              Series A, AMT, 4.45%, 8/21/00,
              LOC: Westdeutsche Landesbank.....      20,000
   5,000    Public Finance Authority, GO,
              4.20%, 8/28/00, LIQ: Texas State
              Treasury.........................       5,000
                                                 ----------
                                                     30,700
                                                 ----------
Washington (0.6%):
   7,950    Seattle Municipal Light & Power
              Revenue, 4.30%, 10/12/00, LOC:
              Morgan Guaranty..................       7,950
                                                 ----------
West Virginia (2.7%):
  10,600    State Public Authority Energy
              Revenue, Morgantown Association
              Project, AMT, 4.05%, 7/5/00, LOC:
              Union Bank of Switzerland........      10,600
  16,500    State Public Authority Energy
              Revenue, Morgantown Association
              Project, AMT, 4.35%, 7/11/00,
              LOC: Union Bank of Switzerland...      16,500
  12,100    State Public Authority Energy
              Revenue, Morgantown Association
              Project, AMT, 3.85%, 7/20/00,
              LOC: Union Bank of Switzerland...      12,100
                                                 ----------
                                                     39,200
                                                 ----------
  Total Tax Free Commercial Paper                   242,125
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
DAILY DEMAND NOTES (8.9%):
Alabama (0.2%):
 $ 3,150    Decatur, IDB, Solid Waste Revenue,
              AMOCO Chemical Co. Project,
              4.70%, 5/1/25, GTY: AMOCO
              Chemical Co.*....................  $    3,150
                                                 ----------
Illinois (0.3%):
   3,800    Chicago Midway Airport Revenue,
              Second Lien, Series B, AMT,
              4.60%, 1/1/29, MBIA, LIQ:
              Commerzbank AG*..................       3,800
                                                 ----------
Indiana (0.4%):
   6,100    Development Financial Authority,
              Revenue, PSI Energy, Inc., AMT,
              4.70%, 8/1/28, LOC: Morgan
              Guaranty Trust*..................       6,100
                                                 ----------
Kentucky (0.9%):
   5,600    Lexington Fayette Urban County,
              Airport Revenue, Series A, AMT,
              4.60%, 7/1/28, MBIA*.............       5,600
   3,600    Louisville & Jefferson County,
              Regional Airport Authority,
              Special Facilities Revenue,
              Series A, AMT, 4.65%, 1/1/29,
              GTY: UPS*........................       3,600
   4,000    Louisville & Jefferson County,
              Regional Airport Authority,
              Special Facilities Revenue,
              Series B, AMT, 4.55%, 1/1/29,
              GTY: UPS*........................       4,000
                                                 ----------
                                                     13,200
                                                 ----------
Louisiana (0.4%):
   3,900    Plaquemines Parish, Environmental
              Revenue, BP Exploration & Oil,
              Inc., AMT, 4.70%, 10/1/24, GTY:
              British Petroleum Co., PLC*......       3,900
   2,000    Plaquemines Parish, Environmental
              Revenue, BP Exploration & Oil,
              Inc., AMT, 4.70%, 5/1/25, GTY:
              British Petroleum Co., PLC*......       2,000
                                                 ----------
                                                      5,900
                                                 ----------
Michigan (0.5%):
   6,700    State Strategic Fund, Dow Chemical
              Co., Project, AMT, 4.60%,
              12/1/14*.........................       6,700
                                                 ----------
Nevada (0.5%):
   6,900    Clark County, IDR, Nevada
              Cogeneration Assoc., AMT, 4.70%,
              12/1/22, LOC: ABN AMRO Bank*.....       6,900
                                                 ----------

Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
DAILY DEMAND NOTES, CONTINUED:
 North Carolina (1.0%):
 $14,200    Person County, PCR, Solid Waste
              Disposal, AMT, 4.80%, 11/1/16,
              LOC: SunTrust Bank*..............  $   14,200
                                                 ----------
Ohio (0.1%):
     800    State Air Quality Development
              Authority, Cincinnati Gas &
              Electric, Series A, 4.75%,
              12/1/15, LOC: Union Bank of
              Switzerland*.....................         800
   1,000    State Air Quality Development
              Authority, Cincinnati Gas &
              Electric, Series B, 4.75%,
              12/1/15, LOC: J.P. Morgan*.......       1,000
                                                 ----------
                                                      1,800
                                                 ----------
Oregon (0.1%):
     900    Port Portland, Revenue, Horizon Air
              Insurance, Inc. Project, 4.65%,
              6/15/27, LOC: Bank of
              Montreal*........................         900
                                                 ----------
Texas (2.4%):
   7,570    Brazos River Authority, Collection
              Utilities Electric Co., Series A,
              4.70%, 4/1/30, LOC: Morgan
              Guaranty Trust*..................       7,570
   6,300    Brazos River Authority, PCR,
              Utilities Electric Co. Project,
              Series A, AMT, 4.70%, 3/1/26,
              AMBAC*...........................       6,300
  15,100    Brazos River Authority, PCR,
              Utilities Electric Co. Project,
              Series B, AMT, 4.80%, 6/1/30,
              AMBAC*...........................      15,100
   1,300    Brazos River, Harbor Navigation
              District Revenue, Dow Chemical
              Co. Project, AMT, 4.75%,
              5/1/23*..........................       1,300
   2,100    Sabine River Authority, PCR,
              Utilities Electric Co. Project,
              Series B, AMT, 4.75%, 6/1/30,
              LOC: Union Bank of
              Switzerland*.....................       2,100
                                                 ----------
                                                     32,370
                                                 ----------
Virginia (1.5%):
   9,300    Dinwiddie County, IDR, Chaparral
              East Project A, AMT, 4.70%,
              9/1/28, LOC: Bank of America*....       9,300
   6,700    King George County, IDA, Birchwood
              Power Partners Project, AMT,
              4.70%, 11/1/25, LOC: Credit
              Suisse First Boston*.............       6,700

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
DAILY DEMAND NOTES, CONTINUED:
Virginia, continued:
 $ 5,300    King George County, IDA, Birchwood
              Power Partners Project, AMT,
              4.70%, 3/1/27, LOC: Credit Suisse
              First Boston*....................  $    5,300
                                                 ----------
                                                     21,300
                                                 ----------
Wyoming (0.6%):
   8,800    Lincoln County, Environmental
              Revenue, Pacificorp Projects,
              AMT, 4.80%, 11/1/25, GTY:
              Exxon*...........................       8,800
                                                 ----------
  Total Daily Demand Notes                          125,120
                                                 ----------
WEEKLY DEMAND NOTES (66.7%):
Alabama (0.3%):
   4,800    Decatur, IDR, Solid Waste Disposal,
              Trico Steel, AMT, 4.90%, 1/1/27,
              LOC: Chase Manhattan Bank*.......       4,800
                                                 ----------
Arkansas (2.3%):
   8,100    Clark County, Solid Waste Disposal
              Revenue, Reynolds Metals Co.
              Project, AMT, 5.05%, 8/1/22, LOC:
              SunTrust Bank*...................       8,100
  24,200    Clark County, Solid Waste Disposal
              Revenue, Reynolds Metals Co.
              Project, AMT, 5.05%, 8/1/22, LOC:
              SunTrust Bank*...................      24,200
                                                 ----------
                                                     32,300
                                                 ----------
Colorado (2.0%):
  10,135    Denver Airport Revenue, Series
              44-A, Regulation D, AMT, 5.10%,
              11/15/23, MBIA* (b)..............      10,135
  18,300    Multi-Family Housing Financial
              Authority, Revenue, Class I,
              Series A-1, 4.75%, 10/1/30,
              FHLB*............................      18,300
                                                 ----------
                                                     28,435
                                                 ----------
Delaware (3.1%):
  41,200    Economic Development Authority
              Revenue, Series A, AMT, 4.95%,
              8/1/29, LOC: Canadian Imperial
              Bank of Commerce*................      41,200
   3,000    University of Delaware Demand
              Bonds, Series 98, 4.75%, 11/1/23,
              LOC: Bank of America*............       3,000
                                                 ----------
                                                     44,200
                                                 ----------
District of Columbia (0.7%):
   9,705    Metro Airports Authority Trust
              Receipts, Series SGB-32, 4.89%,
              10/1/16, LIQ: Societe Generale*
              (b)..............................       9,705
                                                 ----------

Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
 Florida (10.7%):
 $ 6,600    Alachua County Health Facilities
              Authority, Revenue, Shands
              Teaching Hospital, Series B,
              4.95%, 12/1/26, LOC: MBIA*.......  $    6,600
  50,000    Capital Trust Agency, Multi-Family
              Housing Revenue, Community Loan
              Project, Series A, 4.92%,
              12/1/32, GTY: National Union Fire
              Insurance Co.* (b)...............      50,000
  89,200    Gulf Breeze Health Care, Heritage
              Health Care Project, 4.92%,
              1/1/24, GTY: Anchor National Life
              Co.*.............................      89,200
   5,045    Orange County Health Facilities
              Authority, 4.75%, 12/1/23, LOC:
              SunTrust Bank*...................       5,045
                                                 ----------
                                                    150,845
                                                 ----------
Georgia (3.0%):
  10,055    Clayton County Development
              Authority, Special Facilities
              Revenue, Delta Air Lines, Series
              C, AMT, 4.90%, 5/1/35, LOC:
              Commerzbank AG*..................      10,055
   8,360    Crisp County, Solid Waste, Series
              98, 4.92%, 1/1/23, FSA*..........       8,360
   4,500    Fulton County Housing Authority,
              Walton Falls Apartments Project,
              4.92%, 3/1/39, LOC: Wachovia
              Bank*............................       4,500
   3,735    Gwinnett County Housing Authority,
              Herrington Woods Apartments,
              Series 96-A, AMT, 4.80%, 9/15/26,
              LOC: KeyBank* (b)................       3,735
   5,000    Macon-Bibb County Hospital
              Authority Revenue, 4.80%, 8/1/18,
              LOC: SunTrust Bank*..............       5,000
  10,600    St. Marys Developmental Authority,
              PCR, Trigen-Biopower, Inc.
              Project, AMT, 4.90%, 7/1/24, LOC:
              Toronto Dominion*................      10,600
                                                 ----------
                                                     42,250
                                                 ----------
Illinois (5.2%):
   5,000    Carol Stream, Multi-Family Revenue,
              Refinancing Housing, St. Charles
              Square, AMT, 4.90%, 3/15/27, LIQ:
              FNMA Collection*.................       5,000
  18,816    Chicago O'Hare International
              Airport Revenue, Second Lien,
              Series B, AMT, 4.75%, 1/1/18,
              LOC: Societe Generale*...........      18,816

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Illinois, continued:
 $ 5,300    Cook County, GO, 4.85%, 11/15/13*
              (b)..............................  $    5,300
   7,640    Jacksonville Industrial Project
              Revenue, AGI, Inc. Project, AMT,
              5.00%, 2/1/26, LOC: Bank of
              America*.........................       7,640
  11,000    Rock Island County Metropolitan
              Airport Authority, Series C, GO,
              AMT, 4.85%, 7/1/29, FSA, LIQ:
              Norwest*.........................      11,000
   5,000    State Development Finance Authority
              Revenue, Aurora Central Catholic
              High School, 4.80%, 4/1/24, LOC:
              Northern Trust*..................       5,000
  16,490    State, GO Putters, Series 133,
              4.85%, 10/1/07, FGIC, LIQ: J.P.
              Morgan* (b)......................      16,490
   4,505    Will & Kankakee County Development
              Authority, IDR, JRS Realty
              Association L.L.C. Project A,
              4.95%, 12/1/18, LOC: PNC Bank*
              (b)..............................       4,505
                                                 ----------
                                                     73,751
                                                 ----------
Indiana (0.9%):
   2,700    Jasper Economic Development
              Revenue, Best Chairs, Inc.
              Project, AMT, 4.95%, 3/1/19, LOC:
              PNC Bank* (b)....................       2,700
  10,250    Rockport, PCR, Indiana & Michigan
              Electric Co., Series A, 4.85%,
              8/1/14, LOC: Swiss Bank*.........      10,250
                                                 ----------
                                                     12,950
                                                 ----------
Iowa (0.3%):
   4,780    Finance Authority Revenue, Private
              School Facility, 4.80%, 6/1/19,
              LOC: Allied Irish Bank*..........       4,780
                                                 ----------
Kansas (0.6%):
   8,750    City of Burlington, PCR, Series
              A15, Regulation D, 5.00%, 6/1/31,
              MBIA, LIQ: Bank of New York*
              (b)..............................       8,750
                                                 ----------
Kentucky (0.8%):
   2,855    City of Mayfield, League of Cities
              Lease Finance Program, 4.90%,
              7/1/26, LOC: PNC Bank*...........       2,855
   9,000    Henderson County, Solid Waste
              Disposal Revenue, Hudson Foods,
              Inc. Project, AMT, 4.95%, 3/1/15,
              LOC: Rabobank Netherlands*.......       9,000
                                                 ----------
                                                     11,855
                                                 ----------

Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
 Michigan (3.2%):
 $14,200    Higher Education Student Loan,
              Series X11-B, AMT, 4.80%,
              10/1/13, AMBAC*..................  $   14,200
   7,500    Michigan State University, Revenue,
              Series 00-A, 4.80%, 8/15/30, LIQ:
              Dexia Credit Local De France*....       7,500
   5,000    State Strategic Fund, Limited
              Obligation, Petoskey Plastics,
              Inc. Project, AMT, 4.95%, 8/1/16,
              LOC: Comerica Bank*..............       5,000
   2,900    State Strategic Fund, Limited
              Obligation, Saginaw Products
              Corp. Project, AMT, 4.95%,
              9/1/17, LOC: Comerica Bank*......       2,900
     385    State Strategic Fund, Limited
              Obligation, Pyper Products Corp.
              Project, AMT, 4.95%, 10/1/18,
              LOC: Comerica Bank*..............         385
   2,800    State Strategic Fund, Limited
              Obligation, Quincy, Inc. Project,
              AMT, 4.95%, 12/1/22, LOC:
              Michigan National Bank*..........       2,800
   3,045    State Strategic Fund, Limited
              Obligation, Atmosphere Heat
              Treating, 4.95%, 8/1/27, LOC:
              Comerica Bank*...................       3,045
     200    State Strategic Fund, Limited
              Obligation, Van Andel Research
              Institute Project, 4.80%, 3/1/39,
              LOC: Michigan National Bank*.....         200
   2,795    State Strategic Fund, Limited
              Obligation, Wayne Disposal
              Oakland Project, AMT, 4.85%,
              3/1/05, LOC: Comercia Bank*......       2,795
   1,200    State Strategic Fund, Van Andel
              Research Institute Project,
              4.80%, 11/1/27, LOC: Michigan
              National Bank*...................       1,200
   5,300    Wayne County, Airport Revenue
              (Detroit Airport) Series A, AMT,
              4.90%, 12/1/16, LOC: Bayerische
              Landesbank*......................       5,300
                                                 ----------
                                                     45,325
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Minnesota (0.7%):
 $ 9,200    Higher Education Facilities
              Authority, Revenue, Carleton
              College, Series 5-G, 4.60%,
              11/1/29, LIQ: Norwest Bank
              Minnesota*.......................  $    9,200
     600    Higher Education Facility Authority
              Revenue, Carleton College, Series
              3-L2, 4.60%, 11/1/12, LOC:
              Norwest Bank Minnesota*..........         600
                                                 ----------
                                                      9,800
                                                 ----------
Mississippi (0.9%):
  12,000    State, GO Putters, Series 138,
              4.85%, 11/1/07, FGIC* (b)........      12,000
                                                 ----------
Nebraska (0.5%):
   7,500    Investment Finance Authority,
              Revenue, Single Family Housing,
              Series H, 4.92%, 9/1/17, GTY:
              GNMA, LIQ: Banc America* (b).....       7,500
                                                 ----------
Nevada (0.7%):
  10,400    Clark County, Airport Revenue, Sub
              Lien, Series B, AMT, 5.05%,
              7/1/28, MBIA*....................      10,400
                                                 ----------
North Carolina (1.4%):
  19,020    Charlotte Airport Revenue, Series
              A, AMT, 4.80%, 7/1/17, MBIA*.....      19,020
                                                 ----------
Ohio (7.6%):
   1,200    City of Cleveland, Airport System
              Revenue Bonds, Series D, AMT,
              4.80%, 1/1/27, LOC: Toronto
              Dominion Bank*...................       1,200
  18,255    Cleveland Waterworks Revenue,
              Series 58, 4.87%, 1/1/17, FSA,
              LIQ: Morgan Stanley Dean
              Witter*..........................      18,255
   1,900    Clinton County, Hospital Revenue,
              Pooled Financial Programs, Series
              98, 4.85%, 6/1/28, LOC: Fifth
              Third Bank*......................       1,900
   2,000    Cuyahoga County, Revenue, Playhouse
              Square Foundation Project, AMT,
              4.85%, 12/1/12, LOC: National
              City Bank*.......................       2,000
   7,600    Cuyahoga County, Cleveland Clinic
              Hospital, Cleveland Clinic
              Foundation, Series A, 4.75%,
              1/1/26, Morgan Guaranty*.........       7,600
  10,300    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series A, AMT,
              5.00%, 4/1/28, LOC: Societe
              Generale*........................      10,300

Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $ 4,200    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series B, AMT,
              4.90%, 4/1/28, LOC: Societe
              Generale*........................  $    4,200
   5,800    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series A, AMT,
              5.00%, 4/1/29, LOC: Societe
              Generale*........................       5,800
   2,500    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series B, AMT,
              4.90%, 4/1/29, LOC: Societe
              Generale*........................       2,500
   6,755    State Housing Finance Agency,
              Residential Mortgage Revenue,
              Series 99-C, AMT, 4.95%, 3/1/21,
              GNMA, LIQ: Chase Manhattan
              Trust*...........................       6,755
  46,500    Student Loan Funding Corp.,
              Cincinnati, Series 98-A2, AMT,
              4.80%, 8/1/10, LIQ: Bank of
              America*.........................      46,500
                                                 ----------
                                                    107,010
                                                 ----------
Oklahoma (1.8%):
  25,000    Tulsa Municipal Airport Trust
              Revenue, Series C-4, Regulation
              D, AMT, 5.30%, 12/1/30, LOC: Bank
              of America* (b)..................      25,000
                                                 ----------
Pennsylvania (1.4%):
   2,800    Allegheny County, Hospital
              Development Authority Revenue,
              Margaret Memorial Hospital,
              4.85%, 10/1/21, LOC: Mellon
              Bank*............................       2,800
   4,960    Allegheny County, IDA, Eye & Ear
              Properties Corp., 4.85%, 2/1/15,
              LOC: PNC Bank*...................       4,960
   1,465    Allegheny County, IDR, United
              Jewish Federation, Series B,
              4.85%, 10/1/25, LOC: PNC Bank*...       1,465
   3,275    New Castle Area Jameson Hospital,
              4.85%, 7/1/26, FSA*..............       3,275
     800    Philadelphia Redevelopment
              Authority, Revenue, Southwark
              Plaza, Series A, 4.85%, 12/1/03,
              LOC: PNC Bank*...................         800
   6,000    State Economic Development Finance
              Authority, Revenue, Fabtech,
              Inc., Project, Series 98-D,
              4.95%, 6/1/10, LOC: PNC Bank*
              (b)..............................       6,000
                                                 ----------
                                                     19,300
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
South Carolina (0.2%):
 $ 3,050    State Jobs Economic Development
              Authority, IDR, Facilities
              Leasing Project, AMT, 4.90%,
              12/1/13, LOC: Bank of America*...  $    3,050
                                                 ----------
Tennessee (3.8%):
  18,800    Clarksville, Public Building
              Authority, Revenue, 4.75%,
              6/1/29, LOC: Bank of America*....      18,800
  16,910    Montgomery County, Public Building
              Authority, 4.75%, 11/1/27, LOC:
              Bank of America* (b).............      16,910
  13,300    Montgomery County, State Building
              Authority, Series 99, 4.75%,
              9/1/29, LOC: Bank of America*
              (b)..............................      13,300
   4,000    Nashville & Davidson County, Health
              & Education Facilities Board,
              Revenue, Belmont University
              Project, 4.80%, 12/1/22, LOC:
              SunTrust Bank* (b)...............       4,000
                                                 ----------
                                                     53,010
                                                 ----------
Texas (12.9%):
   5,765    Brazos River Authority, PCR, Texas
              Utilities Electric Co. Project,
              Series D, AMT, 4.90%, 7/1/22,
              MBIA*............................       5,765
  14,100    Capital Health Facilities
              Development Corp., Island on Lake
              Travis Ltd. Project, AMT, 4.80%,
              12/1/16, LOC: Credit Suisse First
              Boston*..........................      14,100
  23,800    Dallas Area Rapid Transit, North
              Central Light Rail Notes, 4.75%,
              1/5/05, LOC: Dexia Credit Local
              France*..........................      23,800
  15,000    Harris County Health Facilities
              Developmental Corp., Revenue,
              Childrens Hospital, Series B-1,
              4.90%, 10/1/29, MBIA*............      15,000
  18,800    Panhandle Plains Higher Education,
              Inc., Student Loan Revenue,
              Series A, AMT, 4.80%, 6/1/21,
              SLMA*............................      18,800
   9,400    Panhandle Plains Higher Education,
              Inc., Student Loan Revenue,
              Series A, AMT, 4.80%, 6/1/23,
              SLMA*............................       9,400
  12,200    Panhandle Plains Higher Education,
              Inc., Student Loan Revenue,
              Series X, AMT, 4.80%, 6/1/27,
              SLMA*............................      12,200

Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Texas, continued:
 $74,895    Port Arthur, Navigation District,
              Environmental Facilities, Motiva
              Enterprises L.L.C. Project, AMT,
              4.95%, 12/1/27, GTY: Motiva
              Enterprises*.....................  $   74,895
   6,200    South State Higher Education
              Authority, Revenue, AMT, 4.80%,
              12/1/27, SLMA*...................       6,200
                                                 ----------
                                                    180,160
                                                 ----------
Virginia (1.0%):
  14,495    College Building Authority,
              Educational Facilities Revenue,
              Putters Series 134, 4.85%,
              9/1/07, FSA, LIQ: J.P. Morgan*
              (b)..............................      14,495
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Washington (0.7%):
 $ 9,500    State Finance Commission, Avelon
              Ridge Apartments Project, AMT,
              4.95%, 5/15/26, FNMA*............  $    9,500
                                                 ----------
  Total Weekly Demand Notes                         940,191
                                                 ----------
Total (Amortized Cost $1,433,104) (a)            $1,433,104
                                                 ==========

------------

Percentages indicated are based on net assets of $1,407,980.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $218,025 or 15.48% of net assets.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2000.

See notes to financial statements.

One Group Mutual Funds
Michigan Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
 MUNICIPAL BONDS (9.0%):
Michigan (9.0%):
 $ 1,000    Jackson Public Schools, Series B,
              GO, 4.00%, 7/6/00, LOC: Comerica
              Bank.............................  $  1,000
   3,000    Municipal Bond Authority, Series
              B-2, 4.25%, 8/25/00, LOC: Morgan
              Guaranty Trust...................     3,003
   3,500    State Certificates of
              Participation, New Center
              Development, 4.75%, 3/1/01, LOC:
              Canadian Imperial Bank of
              Commerce.........................     3,511
   2,660    State Housing Development
              Authority, Single Family Mortgage
              Revenue, Series B, 3.95%,
              12/1/00..........................     2,660
   6,800    State School Loan Notes, GO, 5.00%,
              4/23/01..........................     6,840
                                                 --------
                                                   17,014
                                                 --------
  Total Municipal Bonds                            17,014
                                                 --------
TAX FREE COMMERCIAL PAPER (20.0%):
Michigan (20.0%):
   1,300    Cornell Township, EDC, IDR, Mead-
              Escanaba Paper, 4.38%, 7/10/00,
              LOC: Credit Suisse First
              Boston...........................     1,300
   5,740    Cornell Township, EDC, IDR, Mead-
              Escanaba Paper, 4.20%,
              10/11/00.........................     5,740
   4,500    State Housing Authority, Series A,
              4.50%, 10/2/00, LOC: Landesbank
              Hessen...........................     4,500
  10,000    State Housing Authority, Single
              Family, Series A, AMT, 4.30%,
              8/21/00, LOC: Heleba Bank........    10,000
   5,000    University of Michigan, Series B,
              4.38%, 7/10/00...................     5,000
   1,500    University of Michigan, Series B,
              4.20%, 7/10/00...................     1,500
   9,600    University of Michigan, Series B,
              4.15%, 7/10/00...................     9,600
                                                 --------
                                                   37,640
                                                 --------
  Total Tax Free Commercial Paper                  37,640
                                                 --------
DAILY DEMAND NOTES (3.5%):
Michigan (3.5%):
     900    Delta County, EDC, Environmental
              Improvement, Revenue, Mead-
              Escanaba Paper, Series E, 4.50%,
              12/1/23, LOC: Union Bank of
              Switzerland*.....................       900
   2,600    Midland County, EDC, Limited
              Obligation Revenue, Dow Chemical
              Project, Series A, 4.60%,
              12/1/23*.........................     2,600
   1,000    State Strategic Fund, Dow Chemical
              Project, AMT, 4.60%, 12/1/14*....     1,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
DAILY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $   800    State Strategic Fund, Limited
              Obligation Revenue, Detroit
              Edison Project, 4.45%, 9/1/30,
              LOC: Barclays Bank*..............  $    800
     830    University of Michigan, Revenue,
              Hospital, Series A, 4.55%,
              12/1/19*.........................       830
     500    University of Michigan, Revenue,
              Hospital, Series A, 4.55%,
              12/1/27*.........................       500
                                                 --------
                                                    6,630
                                                 --------
  Total Daily Demand Notes                          6,630
                                                 --------
WEEKLY DEMAND NOTES (66.0%):
Michigan (66.0%):
   7,100    Detroit Sewage Disposal, Revenue,
              Series B, 4.95%, 7/1/23, MBIA*...     7,100
   3,900    Higher Education Student Loan,
              Series XII-B, 4.80%, 10/1/13,
              AMBAC*...........................     3,900
   4,700    Higher Education Student Loan,
              Series XII-D, 4.80%, 10/1/15,
              AMBAC*...........................     4,700
   4,200    Jackson County, EDC, Revenue,
              Industrial Steel Treating Co.
              Project, 4.95%, 6/1/17, LOC:
              Comerica Bank*...................     4,200
   1,000    Kalamazoo County, EDC, Revenue, WBC
              Properties Ltd. Project, 4.85%,
              9/1/15, LOC: Old Kent Bank &
              Trust*...........................     1,000
   4,000    Kalamazoo County, EDC, Revenue,
              Friendship Village, Series B,
              4.85%, 5/15/27, LOC: Lasalle
              National Bank*...................     4,000
   2,575    Oakland County, EDC, Revenue, IBC
              North America, Inc. Project,
              4.95%, 7/1/18, LOC: Comerica
              Bank* (b)........................     2,575
     200    State Hospital Finance Authority,
              Hospital Equipment Loan Program,
              4.70%, 6/1/01*...................       200
  13,500    State Hospital Finance Authority,
              Hospital Equipment Loan Program,
              Series A, 4.90%, 12/1/23, LOC:
              National City*...................    13,500
   3,500    State Housing Development
              Authority, Rental Housing
              Revenue, Series B, 4.85%, 4/1/19,
              LOC: Landerbank Hessen Thur
              Giro*............................     3,500
   4,800    State Housing Development
              Authority, Revenue, Woodland
              Meadows Project, 4.85%, 3/1/13,
              LOC: Swiss Bank*.................     4,800

Continued

One Group Mutual Funds
Michigan Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 1,400    State Strategic Fund, 4.90%,
              7/1/24, LOC: Bank of America*....  $  1,400
   2,800    State Strategic Fund, Detroit
              Edison Co., 4.95%, 9/1/21* (b)...     2,800
   1,500    State Strategic Fund, IDR, AMT, C-
              Tec, Inc. Project, 4.90%,
              10/1/11, LOC: SunTrust Bank*.....     1,500
   4,000    State Strategic Fund, Limited
              Obligation Revenue, 4.80%,
              5/1/25, LOC: Old Kent Bank*......     4,000
   5,500    State Strategic Fund, Limited
              Obligation Revenue, Series 2000,
              4.95%, 6/1/25, LOC: Comerica
              Bank*............................     5,500
   1,380    State Strategic Fund, Revenue,
              Dennenlease L C Project, AMT,
              4.80%, 4/1/10, LOC: Old Kent Bank
              & Trust*.........................     1,380
     890    State Strategic Fund, Revenue,
              Ironwood Plastics, Inc. Project,
              AMT, 4.80%, 11/1/11, LOC: First
              of America Bank*.................       890
   3,165    State Strategic Fund, Revenue,
              Pyper Products Corp. Project,
              4.95%, 10/1/18, LOC: Comerica
              Bank*............................     3,165
  11,200    State Strategic Fund, Revenue, Van
              Andel Research Institute, 4.80%,
              11/1/27*.........................    11,200
     200    State Strategic Fund, Revenue, AMT,
              Quincy Street, Inc. Project, AMT,
              4.95%, 12/1/22, LOC: Comerica
              Bank*............................       200

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 8,900    State Strategic Fund, Revenue, Van
              Andel Research Institute, 4.80%,
              3/1/39, LOC: Michigan National
              Bank*............................  $  8,900
   6,800    State Strategic Fund, Solid Waste
              Disposal, Revenue, Grayling
              Generating Project, 4.85%,
              1/1/14, LOC: Barclays Bank New
              York*............................     6,800
   8,565    State University, Revenue, Series
              2000 A, 4.80%, 8/15/30, SPA:
              Dexia Credit Local*..............     8,565
   3,895    Wayne Charter County, Airport
              Revenue, AMT, Detroit
              Metropolitan County, Series B,
              4.80%, 12/1/16, LOC: Bayerische
              Landesbank*......................     3,895
  14,375    Wayne Charter County, Airport
              Revenue, AMT, Detroit
              Metropolitan County, Series A,
              4.90%, 12/1/16, LOC: Bayerische
              Landesbank*......................    14,375
                                                 --------
                                                  124,045
                                                 --------
  Total Weekly Demand Notes                       124,045
                                                 --------
MONTHLY DEMAND NOTES (1.4%):
Michigan (1.4%):
   2,600    Meridian, EDC, Hannah Research &
              Technology Center, 4.50%,
              11/15/15, LOC: Comerica Bank*....     2,600
                                                 --------
  Total Monthly Demand Notes                        2,600
                                                 --------
Total (Amortized Cost $187,929) (a)              $187,929
                                                 ========

------------

Percentages indicated are based on net assets of $188,194.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $5,375 or 2.86% of net assets.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based on an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on June 30, 2000.

See notes to financial statements.

One Group Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
 ANTICIPATION NOTES (11.3%):
Ohio (11.3%):
 $1,700     Butler County, GO, 4.25%,
              9/27/00..........................   $ 1,702
  1,500     City of Athens, 4.25%, 11/22/00....     1,502
  1,500     Fairfield County, GO, 4.00%,
              7/25/00..........................     1,501
  2,200     Orange City School District, 3.64%,
              7/20/00..........................     2,200
  3,500     University of Cincinnati, General
              Receipts, 4.25%, 12/21/00........     3,505
                                                  -------
                                                   10,410
                                                  -------
  Total Anticipation Notes                         10,410
                                                  -------
MUNICIPAL BONDS (3.3%):
Ohio (3.3%):
  3,000     University of Cincinnati, General
              Receipts, 4.50%, 3/1/01..........     3,007
                                                  -------
  Total Municipal Bonds                             3,007
                                                  -------
PUT BOND (2.3%):
Ohio (2.3%):
  2,100     State Air Quality Development,
              Revenue, 3.75%, 9/1/18*..........     2,100
                                                  -------
  Total Put Bond                                    2,100
                                                  -------
TAX FREE COMMERCIAL PAPER (6.5%):
Ohio (6.5%):
  1,500     State Air Quality Development
              Authority, Cleveland Electric
              Illuminating Co., Series B,
              4.15%, 8/9/00....................     1,500
  1,500     State Air Quality Development
              Authority, Cleveland Electric
              Illuminating Co., Series B,
              4.35%, 7/11/00...................     1,500
  1,000     State University, 4.20%, 8/14/00...     1,000
  2,000     State Water Development Authority,
              Cleveland Electric Illuminating
              Co., 4.15%, 8/1/00...............     2,000
                                                  -------
                                                    6,000
                                                  -------
  Total Tax Free Commercial Paper                   6,000
                                                  -------
DAILY DEMAND NOTES (11.4%):
Ohio (11.4%):
    300     Cuyahoga County Economic
              Development, Revenue, Cleveland
              Orchestra, 4.50%, 4/1/28*........       300
    925     State Air Quality Development
              Authority, 4.70%, 10/1/27,
              AMBAC*...........................       925
    280     State Air Quality Development
              Authority, Cincinnati Gas &
              Electric, 4.75%, 12/1/15, LOC:
              J.P. Morgan*.....................       280

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
DAILY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $  550     State Air Quality Development
              Authority, Cincinnati Gas &
              Electric, Series A, 4.75%,
              12/1/15, LOC: Union Bank of
              Switzerland*.....................   $   550
  3,000     State Air Quality Development
              Authority, Revenue, Pollution
              Control, Ohio Edison, 4.55%,
              6/1/23*..........................     3,000
  1,200     State Pollution Control, Revenue
              Bond, Water Project, 4.50%,
              5/1/22*..........................     1,200
  4,000     State Solid Waste, Revenue Bond,
              Exploration & Oil Project, 4.70%,
              8/1/34*..........................     4,000
    200     Water Development Authority, Series
              B, Mead Paper Co., 4.45%,
              11/1/15, LOC: Bank of America*...       200
                                                  -------
                                                   10,455
                                                  -------
  Total Daily Demand Notes                         10,455
                                                  -------
WEEKLY DEMAND NOTES (63.8%):
Ohio (63.8%):
  1,250     Cleveland Airport System, Series D,
              Airport Revenue, AMT, 4.80%,
              1/1/27, LOC: Toronto Dominion
              Bank*............................     1,250
  1,600     Cleveland Income Tax Revenue,
              4.90%, 5/15/24, AMBAC*...........     1,600
  4,100     Clinton County, Hospital Revenue,
              4.85%, 6/1/28, LOC: Fifth Third
              Bank*............................     4,100
  5,000     Cuyahoga County, Economic
              Development, Revenue, Hathaway
              Brown School Project, 4.75%,
              11/1/24, LOC: KeyBank*...........     5,000
  3,400     Cuyahoga County, Hospital Revenue,
              Cleveland Clinic Foundation,
              Series A, 4.75%, 1/1/26, LOC:
              Morgan Guaranty*.................     3,400
    300     Cuyahoga County, IDR, Allen Group,
              Inc., 4.70%, 4/1/12, LOC:
              Dresdner Bank AG*................       300
  2,135     Cuyahoga County, Revenue, 4.85%,
              12/1/12, LOC: National City
              Bank*............................     2,135
    900     Franklin County, Inland Products,
              Inc., 4.95%, 6/1/04, LOC: PNC
              Bank*............................       900
  1,500     Hamilton County, Hospital
              Facilities Revenue, Children's
              Hospital Medical Center, 4.90%,
              5/15/17, LOC: PNC Bank*..........     1,500

Continued

One Group Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $1,000     Hamilton County, Hospital
              Facilities Revenue, Health
              Alliance, Series F, 4.85%,
              1/1/18, MBIA*....................   $ 1,000
  5,650     Housing Finance Agency, Residential
              Mortgage Revenue, 4.95%, 3/1/21,
              AMT, Series 99C* (b).............     5,650
  5,000     Housing Finance Agency, Project 98
              A-1, 4.80%, 7/1/18, LOC:
              U.S. Bank, N.A.*.................     5,000
  4,963     Montgomery County, Revenue, 4.85%,
              1/1/29, LOC: Federal Home Loan
              Bank*............................     4,963
  1,900     Ross County, Hospital Facilities,
              Medical Center Project, 4.75%,
              12/1/20, LOC: Fifth Third
              Bank*............................     1,900
  1,800     State Air Quality, 4.90%,
              4/1/29*..........................     1,800
    300     State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, AMT, 5.00%, 4/1/29,
              LOC: Societe Generale*...........       300
  2,700     State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series A, AMT,
              5.00%, 4/1/28, LOC: Societe
              Generale*........................     2,700
  2,800     State Air Quality Development
              Authority, Revenue Bond, Timken
              Co. Project, AMT, 4.80%, 6/1/01,
              LOC: Wachovia Bank*..............     2,800

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $2,600     State Water Development Authority,
              Timken Co. Project, 4.80%,
              6/1/01, LOC: Wachovia Bank*......   $ 2,600
  1,500     Student Loan Funding Corp.,
              Cincinnati, Series A-1, AMT,
              4.80%, 1/1/07, LOC: Bank of
              America*.........................     1,500
  3,700     Student Loan Funding Corp.,
              Cincinnati, Series 1998-A2,
              4.80%, 8/1/10, LOC: Bank of
              America*.........................     3,700
  3,920     Summit County, IDR, Series 1999,
              AMT, 4.85%, 6/1/19, LOC:
              KeyBank*.........................     3,920
    685     Warren County Health Care, 4.80%,
              7/1/23, LOC: Fifth Third Bank*...       685
                                                  -------
                                                   58,703
                                                  -------
  Total Weekly Demand Notes                        58,703
                                                  -------
MONTHLY DEMAND NOTES (1.0%):
Ohio (1.0%):
    900     Housing Finance Agency, Kenwood
              Retirement Project, 4.30%,
              12/1/15, LOC: Morgan Guaranty*...       900
                                                  -------
  Total Monthly Demand Notes                          900
                                                  -------
Total (Amortized Cost $91,575) (a)                $91,575
                                                  =======

------------

Percentages indicated are based on net assets of $91,926.

 (a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $5,650 or 6.15% of net assets.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
Abbreviations

AMBAC        Insured by AMBAC Indemnity Corporation

AMT          Alternative Minimum Tax Paper

EDC          Economic Development Corporation

FGIC         Insured by Financial Guaranty Insurance Corporation

FHLB         Insured by Federal Home Loan Bank

FNMA         Insured by Fannie Mae

FSA          Insured by Federal Security Assurance

GNMA         Insured by Government National Mortgage Association

GO           General Obligation

GTY          Guaranty

IDA          Industrial Development Authority

IDB          Industrial Development Board

IDR          Industrial Development Revenue

LIQ          Liquidity Agreement

LOC          Letter of Credit

MBIA         Insured by Municipal Bond Insurance Association

PCR          Pollution Control Revenue

SLMA         Insured by Student Loan Marketing Association

SPA          Standby Purchase Agreement

TRAN         Tax Revenue Anticipation Notes

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 2000
(Amounts in Thousands, except per share amounts)

                                                               U.S. TREASURY                      MICHIGAN          OHIO
                                                  PRIME         SECURITIES       MUNICIPAL       MUNICIPAL       MUNICIPAL
                                               MONEY MARKET    MONEY MARKET     MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                   FUND            FUND             FUND            FUND            FUND
                                               ------------    -------------    ------------    ------------    ------------
ASSETS:
Investments, at amortized cost...............   $9,729,382      $6,951,921       $1,433,104       $187,929        $91,575
Cash.........................................           --              19               --             62             34
Interest & dividends receivable..............       76,575          10,771            8,529            960            689
Receivable for capital shares issued.........        1,954              70               --             --             --
Receivable from brokers for investment
  sold.......................................           --         197,255               --             --             --
Prepaid expenses and other assets............           25              20                7              5              3
                                                ----------      ----------       ----------       --------        -------
TOTAL ASSETS.................................    9,807,936       7,160,056        1,441,640        188,956         92,301
                                                ----------      ----------       ----------       --------        -------
LIABILITIES:
Cash Overdraft...............................           --              --               71             --             --
Dividends payable............................       48,643          30,695            4,512            609            291
Payable to brokers for investments
  purchased..................................           --         492,726           28,181             --             --
Payable for capital shares redeemed..........        1,240               2               --             --             --
Accrued expenses and other payables:
  Investment advisory fees...................        2,601           1,681              320             44             20
  Administration fees........................          648             427               94             12              6
  Distribution fees..........................          739             371               92             16              7
  Other......................................          783             945              390             81             51
                                                ----------      ----------       ----------       --------        -------
TOTAL LIABILITIES............................       54,654         526,847           33,660            762            375
                                                ----------      ----------       ----------       --------        -------
NET ASSETS:
Capital......................................    9,753,285       6,633,719        1,408,103        188,195         92,002
Undistributed (distributions in excess of)
  net investment income......................           --              --             (123)            --            (75)
Accumulated undistributed net realized gains
  (losses) from investment transactions......           (3)           (510)              --             (1)            (1)
                                                ----------      ----------       ----------       --------        -------
NET ASSETS...................................   $9,753,282      $6,633,209       $1,407,980       $188,194        $91,926
                                                ==========      ==========       ==========       ========        =======
NET ASSETS:
  Class I....................................   $6,224,509      $4,785,390       $  969,070       $111,900        $62,084
  Class A....................................    3,505,068       1,846,153          438,468         76,294         29,842
  Class B....................................       16,564           1,057               --             --             --
  Class C....................................          848             526               --             --             --
  Service Class..............................        6,293              83              442             --             --
                                                ----------      ----------       ----------       --------        -------
Total........................................   $9,753,282      $6,633,209       $1,407,980       $188,194        $91,926
                                                ==========      ==========       ==========       ========        =======
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
  Class I....................................    6,224,452       4,785,743          969,138        111,900         62,116
  Class A....................................    3,505,110       1,846,312          438,519         76,295         29,862
  Class B....................................       16,564           1,057               --             --             --
  Class C....................................          848             527               --             --             --
  Service Class..............................        6,293              83              442             --             --
                                                ----------      ----------       ----------       --------        -------
Total........................................    9,753,267       6,633,722        1,408,099        188,195         91,978
                                                ==========      ==========       ==========       ========        =======
Net Asset Value:
  Offering and redemption price per share
    (Class I, Class A, Class B, Class C and
    Service Class)...........................   $     1.00      $     1.00       $     1.00       $   1.00        $  1.00
                                                ==========      ==========       ==========       ========        =======

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                YEAR ENDED JUNE 30, 2000
(Amounts in Thousands)

                                                   U.S. TREASURY                      MICHIGAN          OHIO
                                      PRIME         SECURITIES       MUNICIPAL       MUNICIPAL       MUNICIPAL
                                   MONEY MARKET    MONEY MARKET     MONEY MARKET    MONEY MARKET    MONEY MARKET
                                       FUND            FUND             FUND            FUND            FUND
                                   ------------    -------------    ------------    ------------    ------------
INVESTMENT INCOME:
Interest income..................    $296,692        $356,259         $55,965          $6,156          $3,747
Discount accretion...............     254,784          35,133              --              --              --
Premium amortization.............      (3,325)         (8,373)           (559)            (85)            (52)
Dividend income..................          --              --              77              --              30
Income from securities lending...           1               4              --              --              --
                                     --------        --------         -------          ------          ------
Total Income.....................     548,152         383,023          55,483           6,071           3,725
                                     --------        --------         -------          ------          ------
EXPENSES:
Investment advisory fees.........      32,477          24,401           5,155             563             302
Administration fees..............      14,967          11,245           2,376             259             162
Distribution fees (Class A)......       8,301           4,693           1,089             178              93
Distribution fees (Class B)......         162              14              --              --              --
Distribution fees (Class C)......          --(a)            7              --              --              --
Distribution fees (Service
  Class).........................          27               1               1              --              --
Custodian fees...................         247             237              74              10              12
Legal and audit fees.............          90              74              32              12              10
Trustees' fees and expenses......         120             107              34               6               5
Transfer agent fees..............       2,008             606              73              11               8
Registration and filing fees.....         591             809              99              28               9
Printing costs...................         289             191              50               5               3
Other............................         151             255              68              13              12
                                     --------        --------         -------          ------          ------
Total expenses before waivers....      59,430          42,640           9,051           1,085             616
Less waivers.....................      (2,838)         (2,092)         (1,197)           (153)            (72)
                                     --------        --------         -------          ------          ------
Net Expenses.....................      56,592          40,548           7,854             932             544
                                     --------        --------         -------          ------          ------
Net Investment Income............     491,560         342,475          47,629           5,139           3,181
                                     --------        --------         -------          ------          ------
REALIZED GAINS (LOSSES) FROM
  INVESTMENT TRANSACTIONS:
Net realized gains (losses) from
  investment transactions........          (3)           (510)             --              --              --
                                     --------        --------         -------          ------          ------
Change in net assets resulting
  from operations................    $491,557        $341,965         $47,629          $5,139          $3,181
                                     ========        ========         =======          ======          ======

------------
(a) Amount is less than $1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                                                  U.S. TREASURY
                                                         PRIME                     SECURITIES                   MUNICIPAL
                                                   MONEY MARKET FUND            MONEY MARKET FUND           MONEY MARKET FUND
                                                ------------------------    -------------------------    ------------------------
                                                   YEAR          YEAR          YEAR           YEAR          YEAR          YEAR
                                                  ENDED         ENDED          ENDED         ENDED         ENDED         ENDED
                                                 JUNE 30,      JUNE 30,      JUNE 30,       JUNE 30,      JUNE 30,      JUNE 30,
                                                   2000          1999          2000           1999          2000          1999
                                                ----------    ----------    -----------    ----------    ----------    ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.....................  $  491,560    $  235,999    $   342,475    $  252,029    $   47,629    $   26,794
    Net realized gains (losses) from
      investment transactions.................          (3)          170           (510)          178            --            10
                                                ----------    ----------    -----------    ----------    ----------    ----------
Change in net assets resulting from
  operations..................................     491,557       236,169        341,965       252,207        47,629        26,804
                                                ----------    ----------    -----------    ----------    ----------    ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income................    (320,353)     (179,573)      (253,778)     (185,187)      (34,279)      (21,187)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income................    (170,572)      (56,159)       (89,006)      (66,805)      (13,345)       (5,607)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income................        (717)         (267)           (54)          (28)           --            --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income................          (1)           --            (26)           (9)           --            --
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS:
    From net investment income................        (183)           --(a)          (5)           --(a)         (5)           --(a)
                                                ----------    ----------    -----------    ----------    ----------    ----------
Change in net assets from shareholder
  distributions...............................    (491,826)     (235,999)      (342,869)     (252,029)      (47,629)      (26,794)
                                                ----------    ----------    -----------    ----------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions................................   1,174,390     5,355,090     (1,040,924)    3,787,719       (97,709)      902,743
                                                ----------    ----------    -----------    ----------    ----------    ----------
Change in net assets..........................   1,174,121     5,355,260     (1,041,828)    3,787,897       (97,709)      902,753
NET ASSETS:
    Beginning of period.......................   8,579,161     3,223,901      7,675,037     3,887,140     1,505,689       602,936
                                                ----------    ----------    -----------    ----------    ----------    ----------
    End of period.............................  $9,753,282    $8,579,161    $ 6,633,209    $7,675,037    $1,407,980    $1,505,689
                                                ==========    ==========    ===========    ==========    ==========    ==========

------------
(a) Amount is less than $1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                                MICHIGAN MUNICIPAL                   OHIO MUNICIPAL
                                                                 MONEY MARKET FUND                 MONEY MARKET FUND
                                                      ---------------------------------------    ----------------------
                                                        YEAR       SIX MONTHS        YEAR          YEAR         YEAR
                                                        ENDED        ENDED          ENDED          ENDED        ENDED
                                                      JUNE 30,      JUNE 30,     DECEMBER 31,    JUNE 30,     JUNE 30,
                                                        2000        1999 (a)         1998          2000         1999
                                                      ---------    ----------    ------------    ---------    ---------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income...........................  $  5,139      $  2,371       $  3,491       $ 3,181     $  3,159
    Net realized gains (losses) from investment
      transactions..................................        --            --             --            --            7
                                                      --------      --------       --------       -------     --------
Change in net assets resulting from
  operations........................................     5,139         2,371          3,491         3,181        3,166
                                                      --------      --------       --------       -------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income......................    (2,989)       (1,526)        (2,295)       (2,063)      (2,108)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income......................    (2,150)         (845)        (1,196)       (1,118)      (1,051)
                                                      --------      --------       --------       -------     --------
Change in net assets from shareholder
  distributions.....................................    (5,139)       (2,371)        (3,491)       (3,181)      (3,159)
                                                      --------      --------       --------       -------     --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions......    27,882       (14,803)        71,025          (999)     (23,406)
                                                      --------      --------       --------       -------     --------
Change in net assets................................    27,882       (14,803)        71,025          (999)     (23,399)
NET ASSETS:
    Beginning of period.............................   160,312       175,115        104,090        92,925      116,324
                                                      --------      --------       --------       -------     --------
    End of period...................................  $188,194      $160,312       $175,115       $91,926     $ 92,925
                                                      ========      ========       ========       =======     ========

------------
(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Statements of Changes in Net Assets for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Money Market Fund.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                PRIME                  U.S. TREASURY SECURITIES                MUNICIPAL
                                          MONEY MARKET FUND                MONEY MARKET FUND               MONEY MARKET FUND
                                     ---------------------------      ---------------------------      --------------------------
                                         YEAR           YEAR              YEAR           YEAR             YEAR           YEAR
                                        ENDED           ENDED            ENDED           ENDED            ENDED          ENDED
                                       JUNE 30,       JUNE 30,          JUNE 30,       JUNE 30,         JUNE 30,       JUNE 30,
                                         2000           1999              2000           1999             2000           1999
                                     ------------    -----------      ------------    -----------      -----------    -----------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.......  $ 18,802,209    $10,475,138      $ 11,378,663    $ 9,521,758      $ 1,327,449    $ 1,253,959
 Proceeds from shares issued in
   Marquis acquisition.............            --             --                --        596,344               --         45,820
 Proceeds from shares issued in
   Pegasus acquisition.............            --      1,823,937                --        810,294               --        561,610
 Dividends reinvested..............        49,392         13,391             4,160          1,320              667            254
 Cost of shares redeemed...........   (18,025,127)    (9,531,087)      (12,196,655)    (8,355,555)      (1,436,252)    (1,282,573)
                                     ------------    -----------      ------------    -----------      -----------    -----------
 Change in net assets from Class I
   capital transactions............  $    826,474    $ 2,781,379      $   (813,832)   $ 2,574,161      $  (108,136)   $   579,070
                                     ============    ===========      ============    ===========      ===========    ===========
CLASS A SHARES:
 Proceeds from shares issued.......  $  7,995,101    $ 5,106,463      $  6,181,108    $ 4,481,220      $   948,673    $   922,223
 Proceeds from shares issued in
   Marquis acquisition.............            --             --                --        636,624               --         63,948
 Proceeds from shares issued in
   Pegasus acquisition.............            --        940,816                --        243,448               --        120,724
 Dividends reinvested..............       101,306         34,396            30,766         25,900            8,342          3,708
 Cost of shares redeemed...........    (7,762,268)    (3,515,979)       (6,438,932)    (4,175,153)        (946,994)      (786,966)
                                     ------------    -----------      ------------    -----------      -----------    -----------
 Change in net assets from Class A
   capital transactions............  $    334,139    $ 2,565,696      $   (227,058)   $ 1,212,039      $    10,021    $   323,637
                                     ============    ===========      ============    ===========      ===========    ===========
CLASS B SHARES:
 Proceeds from shares issued.......  $     28,794    $    20,848      $      1,635    $     2,299
 Proceeds from shares issued in
   Pegasus acquisition.............            --            474                --             --
 Dividends reinvested..............           619            225                48             23
 Cost of shares redeemed...........       (22,703)       (13,605)           (1,638)        (1,491)
                                     ------------    -----------      ------------    -----------
 Change in net assets from Class B
   capital transactions............  $      6,710    $     7,942      $         45    $       831
                                     ============    ===========      ============    ===========
CLASS C SHARES:
 Proceeds from shares issued.......  $        960                     $      1,866    $       855
 Dividends reinvested..............            --                               23              7
 Cost of shares redeemed...........          (112)                          (2,046)          (179)
                                     ------------                     ------------    -----------
 Change in net assets from Class C
   capital transactions............  $        848                     $       (157)   $       683
                                     ============                     ============    ===========
SERVICE CLASS SHARES:
 Proceeds from shares issued.......  $     12,515    $       130      $        627    $         5      $     1,092    $        84
 Dividends reinvested..............           154             --(a)              5             --(a)             4             --(a)
 Cost of shares redeemed...........        (6,450)           (57)             (554)            --             (690)           (48)
                                     ------------    -----------      ------------    -----------      -----------    -----------
 Change in net assets from Service
   Class capital transactions......  $      6,219    $        73      $         78    $         5      $       406    $        36
                                     ============    ===========      ============    ===========      ===========    ===========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued............................    18,802,209     10,475,147        11,378,662      9,521,761        1,327,449      1,253,959
 Issued in Marquis acquisition.....            --             --                --        596,344               --         45,820
 Issued in Pegasus acquisition.....            --      1,823,940                --        810,294               --        561,569
 Reinvested........................        49,392         13,391             4,160          1,320              667            254
 Redeemed..........................   (18,025,132)    (9,531,115)      (12,196,654)    (8,355,553)      (1,436,252)    (1,282,573)
                                     ------------    -----------      ------------    -----------      -----------    -----------
 Change in Class I Shares..........       826,469      2,781,363          (813,832)     2,574,166         (108,136)       579,029
                                     ============    ===========      ============    ===========      ===========    ===========
CLASS A SHARES:
 Issued............................     7,995,141      5,106,424         6,181,106      4,481,152          948,674        922,198
 Issued in Marquis acquisition.....            --             --                --        636,677               --         63,933
 Issued in Pegasus acquisition.....            --        940,824                --        243,464               --        120,764
 Reinvested........................       101,306         34,396            30,766         25,900            8,342          3,708
 Redeemed..........................    (7,762,317)    (3,515,939)       (6,438,930)    (4,175,136)        (946,994)      (786,927)
                                     ------------    -----------      ------------    -----------      -----------    -----------
 Change in Class A Shares..........       334,130      2,565,705          (227,058)     1,212,057           10,022        323,676
                                     ============    ===========      ============    ===========      ===========    ===========
CLASS B SHARES:
 Issued............................        28,797         20,848             1,635          2,299
 Issued in Pegasus acquisition.....            --            474                --             --
 Reinvested........................           619            225                48             23
 Redeemed..........................       (22,705)       (13,606)           (1,638)        (1,491)
                                     ------------    -----------      ------------    -----------
 Change in Class B Shares..........         6,711          7,941                45            831
                                     ============    ===========      ============    ===========
CLASS C SHARES:
 Issued............................           960                            1,866            855
 Reinvested........................            --                               23              7
 Redeemed..........................          (112)                          (2,046)          (179)
                                     ------------                     ------------    -----------
 Change in Class C Shares..........           848                             (157)           683
                                     ============                     ============    ===========
SERVICE CLASS SHARES:
 Issued............................        12,516            130               627              5            1,092             84
 Reinvested........................           154             --(a)              5             --(a)             4             --(a)
 Redeemed..........................        (6,450)           (57)             (554)            --             (690)           (48)
                                     ------------    -----------      ------------    -----------      -----------    -----------
 Change in Service Class Shares....         6,220             73                78              5              406             36
                                     ============    ===========      ============    ===========      ===========    ===========

------------
(a) Amount is less than 1,000.
See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                                         MICHIGAN MUNICIPAL                   OHIO MUNICIPAL
                                                                         MONEY MARKET FUND                  MONEY MARKET FUND
                                                              ----------------------------------------    ----------------------
                                                                YEAR       SIX MONTHS         YEAR          YEAR         YEAR
                                                                ENDED         ENDED          ENDED          ENDED        ENDED
                                                              JUNE 30,      JUNE 30,      DECEMBER 31,    JUNE 30,     JUNE 30,
                                                                2000         1999(a)          1998          2000         1999
                                                              ---------    -----------    ------------    ---------    ---------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................  $ 240,870     $ 152,638      $ 299,355      $ 166,430    $ 208,865
  Dividends reinvested......................................        139            50             37             25           38
  Cost of shares redeemed...................................   (220,320)     (172,310)      (263,447)      (160,116)    (230,386)
                                                              ---------     ---------      ---------      ---------    ---------
  Change in net assets from Class I capital transactions....  $  20,689     $ (19,622)     $  35,945      $   6,339    $ (21,483)
                                                              =========     =========      =========      =========    =========
CLASS A SHARES:
  Proceeds from shares issued...............................  $ 171,922     $ 178,381      $ 154,185      $ 104,251    $ 166,469
  Dividends reinvested......................................      1,418           492            832          1,104        1,020
  Cost of shares redeemed...................................   (166,147)     (174,054)      (119,937)      (112,693)    (169,412)
                                                              ---------     ---------      ---------      ---------    ---------
  Change in net assets from Class A capital transactions....  $   7,193     $   4,819      $  35,080      $  (7,338)   $  (1,923)
                                                              =========     =========      =========      =========    =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................    240,870       152,638        299,355        166,430      208,865
  Reinvested................................................        139            50             37             25           38
  Redeemed..................................................   (220,320)     (172,310)      (263,447)      (160,116)    (230,386)
                                                              ---------     ---------      ---------      ---------    ---------
  Change in Class I Shares..................................     20,689       (19,622)        35,945          6,339      (21,483)
                                                              =========     =========      =========      =========    =========
CLASS A SHARES:
  Issued....................................................    171,922       178,381        154,185        104,251      166,470
  Reinvested................................................      1,418           492            832          1,104        1,020
  Redeemed..................................................   (166,147)     (174,054)      (119,937)      (112,693)    (169,412)
                                                              ---------     ---------      ---------      ---------    ---------
  Change in Class A Shares..................................      7,193         4,819         35,080         (7,338)      (1,922)
                                                              =========     =========      =========      =========    =========

------------
(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Schedules of Capital Stock Activity for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Money Market Fund.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 PRIME MONEY MARKET FUND
                                        --------------------------------------------------------------------------
                                                                      CLASS I SHARES
                                        --------------------------------------------------------------------------
                                                                   YEAR ENDED JUNE 30,
                                        --------------------------------------------------------------------------
                                           2000            1999            1998            1997            1996
                                        ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................    $    1.000      $    1.000      $    1.000      $    1.000      $    1.000
                                        ----------      ----------      ----------      ----------      ----------
Investment Activities:
  Net investment income.............         0.054           0.049           0.053           0.051           0.054
                                        ----------      ----------      ----------      ----------      ----------
Distributions:
  Net investment income.............        (0.054)         (0.049)         (0.053)         (0.051)         (0.054)
                                        ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD......    $    1.000      $    1.000      $    1.000      $    1.000      $    1.000
                                        ==========      ==========      ==========      ==========      ==========
Total Return........................          5.51%           4.98%           5.39%           5.20%           5.49%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
     (000)..........................    $6,224,509      $5,398,206      $2,616,698      $2,563,768      $2,186,562
  Ratio of expenses to average net
     assets.........................          0.52%           0.50%           0.51%           0.48%           0.44%
  Ratio of net investment income to
     average net assets.............          5.39%           4.79%           5.26%           5.06%           5.34%
  Ratio of expenses to average net
     assets*........................          0.55%           0.54%           0.58%           0.56%           0.55%

------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  PRIME MONEY MARKET FUND
                                            --------------------------------------------------------------------
                                                                       CLASS A SHARES
                                            --------------------------------------------------------------------
                                                                    YEAR ENDED JUNE 30,
                                            --------------------------------------------------------------------
                                               2000            1999           1998          1997          1996
                                            ----------      ----------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD....    $    1.000      $    1.000      $  1.000      $  1.000      $  1.000
                                            ----------      ----------      --------      --------      --------
Investment Activities:
  Net investment income.................         0.051           0.046         0.050         0.048         0.051
                                            ----------      ----------      --------      --------      --------
Distributions:
  Net investment income.................        (0.051)         (0.046)       (0.050)       (0.048)       (0.051)
                                            ----------      ----------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD..........    $    1.000      $    1.000      $  1.000      $  1.000      $  1.000
                                            ==========      ==========      ========      ========      ========
Total Return............................          5.25%           4.72%         5.13%         4.94%         5.22%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).....    $3,505,068      $3,171,028      $605,291      $332,646      $315,374
  Ratio of expenses to average net
     assets.............................          0.77%           0.75%         0.76%         0.73%         0.69%
  Ratio of net investment income to
     average net assets.................          5.13%           4.47%         5.01%         4.83%         5.09%
  Ratio of expenses to average net
     assets*............................          0.80%           0.79%         0.83%         0.91%         0.90%

------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         PRIME MONEY MARKET FUND
                                                            -------------------------------------------------
                                                                             CLASS B SHARES
                                                            -------------------------------------------------
                                                                                                 NOVEMBER 12,
                                                                  YEAR ENDED JUNE 30,              1996 TO
                                                            -------------------------------        JUNE 30,
                                                             2000         1999        1998         1997 (A)
                                                            -------      ------      ------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD....................    $ 1.000      $1.000      $1.000         $1.000
                                                            -------      ------      ------         ------
Investment Activities:
  Net investment income.................................      0.044       0.039       0.043          0.026
                                                            -------      ------      ------         ------
Distributions:
  Net investment income.................................     (0.044)     (0.039)     (0.043)        (0.026)
                                                            -------      ------      ------         ------
NET ASSET VALUE, END OF PERIOD..........................    $ 1.000      $1.000      $1.000         $1.000
                                                            =======      ======      ======         ======
Total Return............................................       4.47%       3.94%       4.35%          2.63%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).....................    $16,564      $9,854      $1,912         $  618
  Ratio of expenses to average net assets...............       1.52%       1.50%       1.51%          1.51%(c)
  Ratio of net investment income to average net
     assets.............................................       4.42%       3.80%       4.25%          4.16%(c)
  Ratio of expenses to average net assets*..............       1.55%       1.54%       1.57%          1.59%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          PRIME MONEY MARKET FUND
                                                               ----------------------------------------------
                                                               CLASS C SHARES         SERVICE CLASS SHARES
                                                               --------------      --------------------------
                                                                  MAY 31,            Year          April 16,
                                                                  2000 TO            Ended          1999 to
                                                                  JUNE 30,         June 30,        June 30,
                                                                  2000 (a)           2000          1999 (a)
                                                               --------------      ---------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD.......................        $1.000           $1.000          $1.000
                                                                   ------           ------          ------
Investment Activities:
  Net investment income....................................         0.004            0.048           0.008
                                                                   ------           ------          ------
Distributions:
  Net Investment income....................................        (0.004)          (0.048)         (0.008)
                                                                   ------           ------          ------
NET ASSET VALUE, END OF PERIOD.............................        $1.000           $1.000          $1.000
                                                                   ======           ======          ======
Total Return...............................................          0.43%(b)         4.94%           0.84%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)........................        $  848           $6,293          $   73
  Ratio of expenses to average net assets..................          1.52%(c)         1.07%           1.05%(c)
  Ratio of net investment income to average net assets.....          5.11%(c)         5.03%           4.02%(c)
  Ratio of expenses to average net assets*.................          1.55%(c)         1.30%           1.28%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                        U.S. TREASURY SECURITIES MONEY MARKET FUND
                                        --------------------------------------------------------------------------
                                                                      CLASS I SHARES
                                        --------------------------------------------------------------------------
                                                                   YEAR ENDED JUNE 30,
                                        --------------------------------------------------------------------------
                                           2000            1999            1998            1997            1996
                                        ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................    $    1.000      $    1.000      $    1.000      $    1.000      $    1.000
                                        ----------      ----------      ----------      ----------      ----------
Investment Activities:
  Net investment income.............         0.050           0.045           0.051           0.050           0.052
                                        ----------      ----------      ----------      ----------      ----------
Distributions:
  Net investment income.............        (0.050)         (0.045)         (0.051)         (0.050)(a)      (0.052)
                                        ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD......    $    1.000      $    1.000      $    1.000      $    1.000      $    1.000
                                        ==========      ==========      ==========      ==========      ==========
Total Return........................          5.12%           4.63%           5.19%           5.07%           5.34%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
     (000)..........................    $4,785,390      $5,599,894      $3,025,608      $2,243,376      $1,844,590
  Ratio of expenses to average net
     assets.........................          0.51%           0.51%           0.52%           0.46%           0.42%
  Ratio of net investment income to
     average net assets.............          4.98%           4.52%           5.07%           4.95%           5.17%
  Ratio of expenses to average net
     assets*........................          0.54%           0.54%           0.60%           0.57%           0.56%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Includes $.000002 short term capital gain.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         U.S. TREASURY SECURITIES MONEY MARKET FUND
                                            --------------------------------------------------------------------
                                                                       CLASS A SHARES
                                            --------------------------------------------------------------------
                                                                    YEAR ENDED JUNE 30,
                                            --------------------------------------------------------------------
                                               2000            1999           1998          1997          1996
                                            ----------      ----------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD....    $    1.000      $    1.000      $  1.000      $  1.000      $  1.000
                                            ----------      ----------      --------      --------      --------
Investment Activities:
  Net investment income.................         0.048           0.043         0.048         0.047         0.050
                                            ----------      ----------      --------      --------      --------
Distributions:
  Net investment income.................        (0.048)         (0.043)       (0.048)       (0.047)(a)    (0.050)
                                            ----------      ----------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD..........    $    1.000      $    1.000      $  1.000      $  1.000      $  1.000
                                            ==========      ==========      ========      ========      ========
Total Return............................          4.86%           4.37%         4.92%         4.81%         5.08%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).....    $1,846,153      $2,073,442      $861,350      $530,164      $110,864
  Ratio of expenses to average net
     assets.............................          0.76%           0.76%         0.77%         0.72%         0.67%
  Ratio of net investment income to
     average net assets.................          4.74%           4.21%         4.82%         4.71%         4.92%
  Ratio of expenses to average net
     assets *...........................          0.79%           0.79%         0.86%         0.93%         0.91%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Includes $.000002 short term gain.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 U.S. Treasury Securities Money Market Fund
                                                              ------------------------------------------------
                                                                               Class B Shares
                                                              ------------------------------------------------
                                                                                                  NOVEMBER 21,
                                                                   Year Ended June 30,              1996 TO
                                                              ------------------------------        JUNE 30,
                                                               2000        1999        1998         1997 (a)
                                                              ------      ------      ------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD......................    $1.000      $1.000      $1.000         $1.000
                                                              ------      ------      ------         ------
Investment Activities:
  Net investment income...................................     0.040       0.035       0.041          0.024
                                                              ------      ------      ------         ------
Distributions:
  Net investment income...................................    (0.040)     (0.035)     (0.041)        (0.024)(b)
                                                              ------      ------      ------         ------
NET ASSET VALUE, END OF PERIOD............................    $1.000      $1.000      $1.000         $1.000
                                                              ======      ======      ======         ======
Total Return..............................................      4.08%       3.60%       4.14%          2.44%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......................    $1,057      $1,012      $  181         $   49
  Ratio of expenses to average net assets.................      1.51%       1.51%       1.52%          1.48%(d)
  Ratio of net investment income to average net assets....      3.97%       3.43%       4.06%          3.97%(d)
  Ratio of expenses to average net assets*................      1.54%       1.54%       1.60%          1.59%(d)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Includes $.000002 short term capital gain.
(c) Not annualized.
(d) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             U.S. Treasury Securities Money Market Fund
                                                 ------------------------------------------------------------------
                                                            Class C Shares                   Service Class Shares
                                                 ------------------------------------      ------------------------
                                                     Year Ended          FEBRUARY 18,        Year         April 16,
                                                      June 30,             1998 TO           Ended         1999 to
                                                 ------------------        JUNE 30,        June 30,       June 30,
                                                  2000        1999         1998 (a)          2000         1999 (a)
                                                 ------      ------      ------------      ---------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD.........    $1.000      $1.000         $1.000          $1.000         $1.000
                                                 ------      ------         ------          ------         ------
Investment Activities:
  Net investment income......................     0.040       0.035          0.015           0.045          0.008
                                                 ------      ------         ------          ------         ------
Distributions:
  Net investment income......................    (0.040)     (0.035)        (0.015)         (0.045)        (0.008)
                                                 ------      ------         ------          ------         ------
NET ASSET VALUE, END OF PERIOD...............    $1.000      $1.000         $1.000          $1.000         $1.000
                                                 ======      ======         ======          ======         ======
Total Return.................................      4.08%       3.59%          1.47%(b)        4.54%          0.77%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..........    $  526      $  684         $    1          $   83         $    5
  Ratio of expenses to average net assets....      1.51%       1.51%          1.57%(c)        1.07%          1.06%(c)
  Ratio of net investment income to average
     net assets..............................      3.96%       3.35%          4.01%(c)        4.44%          3.71%(c)
  Ratio of expenses to average net assets*...      1.54%       1.54%          1.57%(c)        1.30%          1.27%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 MUNICIPAL MONEY MARKET FUND
                                              ------------------------------------------------------------------
                                                                        CLASS I SHARES
                                              ------------------------------------------------------------------
                                                                     YEAR ENDED JUNE 30,
                                              ------------------------------------------------------------------
                                                2000           1999           1998          1997          1996
                                              --------      ----------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD......    $  1.000      $    1.000      $  1.000      $  1.000      $  1.000
                                              --------      ----------      --------      --------      --------
Investment Activities:
  Net investment income...................       0.033           0.028         0.032         0.031         0.033
                                              --------      ----------      --------      --------      --------
Distributions:
  Net investment income...................      (0.033)         (0.028)       (0.032)       (0.031)       (0.033)
                                              --------      ----------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD............    $  1.000      $    1.000      $  1.000      $  1.000      $  1.000
                                              ========      ==========      ========      ========      ========
Total Return..............................        3.38%           2.88%         3.27%         3.19%         3.34%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......    $969,070      $1,077,205      $498,127      $467,420      $459,807
  Ratio of expenses to average net
     assets...............................        0.46%           0.46%         0.45%         0.43%         0.41%
  Ratio of net investment income to
     average net assets...................        3.31%           2.84%         3.22%         3.16%         3.29%
  Ratio of expenses to average net
     assets*..............................        0.54%           0.56%         0.56%         0.55%         0.59%

------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  MUNICIPAL MONEY MARKET FUND
                                                 --------------------------------------------------------------
                                                                         CLASS A SHARES
                                                 --------------------------------------------------------------
                                                                      YEAR ENDED JUNE 30,
                                                 --------------------------------------------------------------
                                                   2000          1999          1998         1997         1996
                                                 --------      --------      --------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD.........    $  1.000      $  1.000      $  1.000      $ 1.000      $ 1.000
                                                 --------      --------      --------      -------      -------
Investment Activities:
  Net investment income......................       0.031         0.026         0.030        0.029        0.030
                                                 --------      --------      --------      -------      -------
Distributions:
  Net investment income......................      (0.031)       (0.026)       (0.030)      (0.029)      (0.030)
                                                 --------      --------      --------      -------      -------
NET ASSET VALUE, END OF PERIOD...............    $  1.000      $  1.000      $  1.000      $ 1.000      $ 1.000
                                                 ========      ========      ========      =======      =======
Total Return.................................        3.12%         2.63%         3.01%        2.97%        3.08%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..........    $438,468      $428,448      $104,809      $48,185      $50,720
  Ratio of expenses to average net assets....        0.71%         0.70%         0.70%        0.68%        0.66%
  Ratio of net investment income to average
     net assets..............................        3.06%         2.59%         2.97%        2.91%        3.04%
  Ratio of expenses to average net assets*...        0.79%         0.80%         0.81%        0.90%        0.94%

------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       Municipal
                                                                   Money Market Fund
                                                                ------------------------
                                                                  Service Class Shares
                                                                ------------------------
                                                                  YEAR         APRIL 16,
                                                                  ENDED         1999 TO
                                                                JUNE 30,       JUNE 30,
                                                                  2000         1999 (a)
                                                                ---------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $1.000         $1.000
                                                                 ------         ------
Investment Activities:
  Net investment income.....................................      0.028          0.005
                                                                 ------         ------
Distributions:
  Net investment income.....................................     (0.028)        (0.005)
                                                                 ------         ------
NET ASSET VALUE, END OF PERIOD..............................     $1.000         $1.000
                                                                 ======         ======
Total Return................................................       2.81%          0.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................     $  442         $   36
  Ratio of expenses to average net assets...................       1.01%          1.00%(c)
  Ratio of net investment income to average net assets......       3.01%          2.45%(c)
  Ratio of expenses to average net assets*..................       1.29%          1.29%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             Michigan Municipal Money Market Fund
                                            ----------------------------------------------------------------------
                                                                        Class I Shares
                                            ----------------------------------------------------------------------
                                              YEAR         SIX MONTHS           Year Ended             MARCH 30,
                                              ENDED          ENDED             December 31,             1996 TO
                                            JUNE 30,        JUNE 30,       ---------------------      DECEMBER 31,
                                              2000          1999 (a)         1998         1997          1996 (b)
                                            ---------      ----------      --------      -------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  1.000        $ 1.000        $  1.000      $ 1.000        $ 1.000
                                            --------        -------        --------      -------        -------
Investment Activities:
  Net investment income.................       0.033          0.013           0.030        0.032          0.023
                                            --------        -------        --------      -------        -------
Distributions:
  Net investment income.................      (0.033)        (0.013)         (0.030)      (0.032)        (0.023)
                                            --------        -------        --------      -------        -------
NET ASSET VALUE, END OF PERIOD..........    $  1.000        $ 1.000        $  1.000      $ 1.000        $ 1.000
                                            ========        =======        ========      =======        =======
Total Return............................        3.32%          1.34%(c)        3.02%        3.26%          3.03%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).....    $111,900        $91,211        $110,833      $74,888        $49,521
  Ratio of expenses to average net
     assets.............................        0.47%          0.49%(d)        0.50%        0.50%          0.59%(d)
  Ratio of net investment income to
     average net assets.................        3.33%          2.65%(d)        2.97%        3.20%          3.02%(d)
  Ratio of expenses to average net
     assets*............................        0.56%          0.57%(d)        0.53%        0.54%          0.62%(d)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Michigan Municipal Money Market Fund.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           Michigan Municipal Money Market Fund
                                       -----------------------------------------------------------------------------
                                                                      Class A Shares
                                       -----------------------------------------------------------------------------
                                         YEAR        SIX MONTHS
                                        ENDED          ENDED                     Year Ended December 31,
                                       JUNE 30,       JUNE 30,       -----------------------------------------------
                                         2000         1999 (a)        1998         1997         1996          1995
                                       --------      ----------      -------      -------      -------      --------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $ 1.000        $ 1.000        $ 1.000      $ 1.000      $ 1.000      $  1.000
                                       -------        -------        -------      -------      -------      --------
Investment Activities:
  Net investment income............      0.030          0.012          0.027        0.030        0.029         0.033
                                       -------        -------        -------      -------      -------      --------
Distributions:
  Net investment income............     (0.030)        (0.012)        (0.027)      (0.030)      (0.029)       (0.033)
                                       -------        -------        -------      -------      -------      --------
NET ASSET VALUE, END OF PERIOD.....    $ 1.000        $ 1.000        $ 1.000      $ 1.000      $ 1.000      $  1.000
                                       =======        =======        =======      =======      =======      ========
Total Return.......................       3.06%          1.21%(b)       2.76%        3.00%        2.93%         3.32%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
     (000).........................    $76,294        $69,101        $64,283      $29,202      $72,089      $122,057
  Ratio of expenses to average net
     assets........................       0.72%          0.75%(c)       0.75%        0.75%        0.74%         0.69%
  Ratio of net investment income to
     average net assets............       3.03%          2.42%(c)       2.72%        2.95%        2.87%         3.30%
  Ratio of expenses to average net
     assets*.......................       0.81%          0.84%(c)       0.78%        0.79%        0.77%         0.76%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Michigan Municipal Money Market Fund.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 OHIO MUNICIPAL MONEY MARKET FUND
                                                    -----------------------------------------------------------
                                                                          CLASS I SHARES
                                                    -----------------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                                    -----------------------------------------------------------
                                                     2000         1999         1998         1997         1996
                                                    -------      -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD............    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
                                                    -------      -------      -------      -------      -------
Investment Activities:
  Net investment income.........................      0.033        0.028        0.033        0.032        0.033
                                                    -------      -------      -------      -------      -------
Distributions:
  Net investment income.........................     (0.033)      (0.028)      (0.033)      (0.032)      (0.032)
  In excess of net investment income............         --           --           --           --       (0.001)
                                                    -------      -------      -------      -------      -------
     Total Distributions........................     (0.033)      (0.028)      (0.033)      (0.032)      (0.033)
                                                    -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD..................    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
                                                    =======      =======      =======      =======      =======
Total Return....................................       3.32%        2.88%        3.31%        3.22%        3.34%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).............    $62,084      $55,745      $77,224      $56,442      $55,915
  Ratio of expenses to average net assets.......       0.45%        0.42%        0.40%        0.40%        0.41%
  Ratio of net investment income to average net
     assets.....................................       3.26%        2.85%        3.27%        3.17%        3.19%
  Ratio of expenses to average net assets *.....       0.52%        0.55%        0.53%        0.53%        0.71%

------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 OHIO MUNICIPAL MONEY MARKET FUND
                                                    -----------------------------------------------------------
                                                                          CLASS A SHARES
                                                    -----------------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                                    -----------------------------------------------------------
                                                     2000         1999         1998         1997         1996
                                                    -------      -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD............    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
                                                    -------      -------      -------      -------      -------
Investment Activities:
  Net investment income.........................      0.030        0.026        0.030        0.029        0.030
                                                    -------      -------      -------      -------      -------
Distributions:
  Net investment income.........................     (0.030)      (0.026)      (0.030)      (0.029)      (0.029)
  In excess of net investment income............         --           --           --           --       (0.001)
                                                    -------      -------      -------      -------      -------
     Total Distributions........................     (0.030)      (0.026)      (0.030)      (0.029)      (0.030)
                                                    -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD..................    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
                                                    =======      =======      =======      =======      =======
Total Return....................................       3.06%        2.62%        3.06%        2.96%        3.08%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).............    $29,842      $37,180      $39,100      $30,479      $41,132
  Ratio of expenses to average net assets.......       0.70%        0.67%        0.65%        0.65%        0.66%
  Ratio of net investment income to average net
     assets.....................................       3.00%        2.60%        2.98%        2.90%        2.94%
  Ratio of expenses to average net assets*......       0.77%        0.80%        0.78%        0.88%        1.06%

------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2000

1. ORGANIZATION:

   The One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only. Each Fund is a diversified mutual fund, except the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund which are non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Funds require that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Funds to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     SECURITIES LENDING

     To generate additional income, the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government Agency securities and letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000

     by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 2000, the Funds had no securities on loan.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Net investment income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes. Amortization and accretion are calculated using the straight-line method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Net investment income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-four series and six classes of shares: Class I, Class A, Class B, Class C, Class S and Service Class. Currently, the Trust consists of forty-nine active funds. The Funds are each authorized to issue Class I, Class A, Class C and Service Class shares. In addition, the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund are authorized to issue Class B shares. As of June 30, 2000, there were no shareholders in Class C (except for the Prime Money Market Fund and the U.S. Treasury Securities Money Market
   Fund) and Service Class of the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund. Class A shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the funds' prospectus. Certain redemptions of Class B and Class C shares are subject to contingent deferred sales charge in accordance with the Funds' prospectus. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000

   class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and 0.30% of the Ohio Municipal Money Market Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on each fund's average daily net assets on the first $1.5 billion of Trust net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund and the Investor Growth Fund (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% on Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. One Group Administrative Services ("OGA"), an affiliate of the Advisor, serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and OGA. Pursuant to this agreement, OGA performs many of the Administrator's duties, for which OGA receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the funds are sold on a continuous basis. Class A shares, Class B shares, Class C shares and Service Class shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the funds, 1.00% of the average daily net assets of Class B and Class C shares and 0.75% of the average daily net assets of the Service Class shares of each of the funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.55% of average daily net assets of the Service Class shares of each fund. Up to 0.25% of the fees payable under the Plans may be used as compensation of shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each Fund are offered without distribution fees.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000

   The Advisor, Administrator and Distributor voluntarily agreed to waive a portion of their fees. For the year ended June 30, 2000, fees in the following amounts were waived from the Funds (amounts in thousands):

                                                             INVESTMENT                        DISTRIBUTION
                                                            ADVISORY FEES    ADMINISTRATION     FEES WAIVED
    FUND                                                       WAIVED         FEES WAIVED      SERVICE CLASS
    ----                                                    -------------    --------------    -------------
    Prime Money Market Fund...............................     $2,784             $47               $7
    U.S. Treasury Securities Money Market Fund............      2,092              --               --(a)
    Municipal Money Market Fund...........................      1,178              19               --(a)
    Michigan Municipal Money Market Fund..................        135              18               --
    Ohio Municipal Money Market Fund......................         44              28               --

------------
(a) Amount is less than $1,000.

5. CONCENTRATION OF CREDIT RISK:

   The Michigan and Ohio Municipal Money Market Funds, respectively, invest primarily in debt obligations issued by the States of Michigan and Ohio and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of Michigan's and Ohio's specific municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

6. LINE OF CREDIT:

   The Trust and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a financing agreement dated October 19, 1999. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $500 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. Interest on borrowings during the period from and including December 15, 1999 to January 17, 2000, was payable at 0.50% plus the higher of the Fed Funds Effective Rate plus 0.50% or the Fed Funds Target Rate plus 1.50%. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust.

   During the year ended, there were no borrowings by the Funds under the Agreement.

7. DEFERRED COMPENSATION PLAN:

   Independent Trustees of the Funds may participate in a Deferred Compensation Plan in which they may defer any or all compensation related to performance of their duties as a Trustee. All deferred compensation is paid by the Funds and invested into various One Group Mutual Funds elected by each Trustee. The Plan is fully funded and therefore, the Funds bear no additional trustee expense over and above the normal cash compensation.

8. MARQUIS REORGANIZATION:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Marquis Reorganization") with the Marquis Family of Funds (the "Marquis Funds") pursuant to which all of the assets and liabilities of each Marquis Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Marquis Reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on August 10, 1998 following approval by shareholders of the Marquis Funds at a special share-

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000

   holder meeting. The following is a summary of shares outstanding and net assets, immediately before and after the Marquis Reorganization (amounts in thousands):

                                                                                                  AFTER
                                                            BEFORE REORGANIZATION             REORGANIZATION
                                                     ------------------------------------    ----------------
                                                     MARQUIS TREASURY     U.S. TREASURY       U.S. TREASURY
                                                     SECURITIES MONEY    SECURITIES MONEY    SECURITIES MONEY
                                                       MARKET FUND         MARKET FUND         MARKET FUND
                                                     ----------------    ----------------    ----------------
    Shares.........................................      1,233,021           4,529,296           5,762,317
    Net assets.....................................     $1,232,968          $4,529,532          $5,762,500

                                                                                                  AFTER
                                                            BEFORE REORGANIZATION             REORGANIZATION
                                                     ------------------------------------    ----------------
                                                       MARQUIS TAX          MUNICIPAL           MUNICIPAL
                                                       EXEMPT MONEY           MONEY               MONEY
                                                       MARKET FUND         MARKET FUND         MARKET FUND
                                                     ----------------    ----------------    ----------------
    Shares.........................................        109,753             839,967             949,720
    Net assets.....................................       $109,768            $839,836            $949,604

9. PEGASUS REORGANIZATION:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Pegasus Reorganization") with the Pegasus Funds pursuant to which all of the assets and liabilities of each Pegasus Fund transferred to a fund of the One Group in exchange for shares of the corresponding Fund of the One Group. The Pegasus Reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 22, 1999 following approval by shareholders of the Pegasus Funds at a special shareholder meeting. The following is a summary of shares outstanding and net assets immediately before and after the Pegasus Reorganization (amounts in thousands):

                                                                                                  AFTER
                                                            BEFORE REORGANIZATION             REORGANIZATION
                                                     ------------------------------------    ----------------
                                                         PEGASUS              PRIME               PRIME
                                                       MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                           FUND                FUND                FUND
                                                     ----------------    ----------------    ----------------
    Shares.........................................      2,765,238           5,229,986           7,995,224
    Net assets.....................................     $2,765,227          $5,230,175          $7,995,402

                                                                                                  AFTER
                                                            BEFORE REORGANIZATION             REORGANIZATION
                                                     ------------------------------------    ----------------
                                                     PEGASUS TREASURY     U.S. TREASURY       U.S. TREASURY
                                                       MONEY MARKET      SECURITIES MONEY    SECURITIES MONEY
                                                           FUND            MARKET FUND         MARKET FUND
                                                     ----------------    ----------------    ----------------
    Shares.........................................      1,053,758           5,910,559           6,964,317
    Net assets.....................................     $1,053,742          $5,911,020          $6,964,762

                                                                                                  AFTER
                                                            BEFORE REORGANIZATION             REORGANIZATION
                                                     ------------------------------------    ----------------
                                                         PEGASUS            MUNICIPAL           MUNICIPAL
                                                     MUNICIPAL MONEY          MONEY               MONEY
                                                       MARKET FUND         MARKET FUND         MARKET FUND
                                                     ----------------    ----------------    ----------------
    Shares.........................................        682,333             890,765           1,573,098
    Net assets.....................................       $682,334            $890,687          $1,573,021

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000

                                                                           BEFORE                AFTER
                                                                       REORGANIZATION       REORGANIZATION
                                                                    --------------------    ---------------
                                                                      PEGASUS MICHIGAN         MICHIGAN
                                                                      MUNICIPAL MONEY       MUNICIPAL MONEY
                                                                        MARKET FUND           MARKET FUND
                                                                    --------------------    ---------------
      Shares......................................................         207,223              207,223
      Net assets..................................................        $207,222             $207,222

10. FEDERAL TAX INFORMATION (UNAUDITED):

    As of June 30, 2000, the following Funds have capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

      FUND                                                          2004    2005    2008    TOTAL
      ----                                                          ----    ----    ----    -----
      Prime Money Market Fund.....................................  $ --    $ --    $  3    $  3
      U.S. Treasury Securities Money Market Fund..................    --      --     510     510
      Michigan Municipal Money Market Fund........................     1      --      --       1
      Ohio Municipal Money Market Fund............................    --       2      --       2

    Distributions declared from tax-exempt income during the fiscal year ended June 30, 2000 are as follows (amounts in thousands):

      FUND
      ----
      Municipal Money Market Fund.................................  $46,312
      Michigan Municipal Money Market Fund........................    4,856
      Ohio Municipal Money Market Fund............................    3,085

Report of Independent Accountants
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

To the Board of Trustees and Shareholders of One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund (five series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2000, and the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented (other than the statement of changes in net assets and financial highlights that have been audited by other independent accountants), in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial statements of the Michigan Municipal Money Market Fund for all periods ended on or before December 31, 1998 were audited by other independent accountants whose report dated February 12, 1999, expressed an unqualified opinion on those statements and financial highlights.

PricewaterhouseCoopers LLP
Columbus, Ohio
August 18, 2000

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

 One Group is distributed by
 The One Group Services Company,
 which is not affiliated with BANK
 ONE CORPORATION. Banc One
 Investment Advisors Corporation
 serves as investment advisor to
 the One Group, for which it
 receives advisory fees.

 Call Investor Services at
 The One Group Service Center
 at 1 800 480 4111 for a prospectus
 containing complete information
 about charges and expenses. Read
 carefully before investing. Past
 performance is no guarantee of
 future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-034-AN (8/00)

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